Not FDIC Insured May Lose Value No Bank Guarantee
38914-Q3PH
See Notes to Schedule of Investments

Schedule of Investments
(unaudited)
Putnam Strategic Intermediate Municipal Fund 2
Notes to Schedule of Investments 29

Putnam Tax-Free Income Trust
Schedule of Investments (unaudited), April 30, 2025
Putnam Strategic Intermediate Municipal Fund
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 100.2%
Alabama 5.5%
a
Black Belt Energy Gas District ,
Revenue, 2019 A-1, Mandatory Put, 4%, 12/01/25 ......................... $ 2,475,000 $ 2,477,240
Revenue, 2021 A, Refunding, Mandatory Put, 4%, 12/01/31 .................. 7,250,000 7,115,533
Revenue, 2022 D-1, Refunding, Mandatory Put, 4%, 6/01/27 ................. 1,000,000 999,627
Revenue, 2023 D-1, Refunding, Mandatory Put, 5.5%, 2/01/29 ................ 2,000,000 2,092,333
County of Jefferson , Revenue , 2017 , Refunding , 5% , 9/15/34 .................. 1,075,000 1,089,542
a
Energy Southeast A Cooperative District ,
Revenue, 2023 B-1, Mandatory Put, 5.75%, 11/01/31 ....................... 5,000,000 5,437,093
Revenue, 2024 B, Mandatory Put, 5.25%, 6/01/32 ......................... 18,000,000 19,107,601
Southeast Energy Authority A Cooperative District ,
a
Revenue, 2022 A-1, Mandatory Put, 5.5%, 12/01/29 ........................ 1,350,000 1,431,594
a
Revenue, 2022 B-1, Mandatory Put, 5%, 8/01/28 .......................... 14,550,000 14,949,338
Revenue, 2024 C, 5%, 11/01/26 ....................................... 500,000 509,446
Revenue, 2024 C, 5%, 11/01/27 ....................................... 410,000 422,218
Revenue, 2024 C, 5%, 11/01/28 ....................................... 750,000 779,770
Revenue, 2024 C, 5%, 11/01/29 ....................................... 1,000,000 1,047,708
a
Revenue, 2025 B, Mandatory Put, 5.25%, 1/01/33 ......................... 13,625,000 14,382,528
a
Revenue, 2025 C, Mandatory Put, 5%, 2/01/31 ........................... 19,065,000 19,967,486
UAB Medicine Finance Authority , UAB Medicine Obligated Group , Revenue , 2016 B ,
Refunding , 5% , 9/01/32 ............................................. 6,000,000 6,083,751
b
Water Works Board of the City of Birmingham (The) , Revenue , 144A, 2024 , 3.75% ,
9/01/26 ......................................................... 13,000,000 12,904,641
110,797,449
Alaska 0.6%
Alaska Industrial Development & Export Authority ,
Dena' Nena' Henash, Revenue, 2019 A, 4%, 10/01/38 ...................... 4,725,000 4,460,396
Dena' Nena' Henash, Revenue, 2019 A, 4%, 10/01/39 ...................... 2,445,000 2,290,208
Dena' Nena' Henash, Revenue, 2019 A, 4%, 10/01/49 ...................... 1,690,000 1,415,236
State of Alaska ,
c
GO, 2025 A, Refunding, 5%, 8/01/33 ................................... 2,000,000 2,220,062
GO, 2025 A, Refunding, 5%, 8/01/34 ................................... 1,000,000 1,115,154
11,501,056
Arizona 2.4%
Arizona Industrial Development Authority ,
Revenue, 2019-2, A, 3.625%, 5/20/33 .................................. 5,254,427 4,927,582
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2019 A, 5%,
11/01/34 ....................................................... 1,000,000 1,032,739
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2019 A, 5%,
11/01/38 ....................................................... 2,740,000 2,793,683
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2023 A, 5%,
11/01/38 ....................................................... 450,000 467,381
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2023 A, 5%,
11/01/39 ....................................................... 780,000 805,427
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2023 A, 5%,
11/01/40 ....................................................... 650,000 669,646
a
TWG Glendale LP, Revenue, 2024, Mandatory Put, 5%, 9/01/26 ............... 1,000,000 1,014,759
Glendale Industrial Development Authority ,
People of Faith, Inc. Obligated Group, Revenue, 2016, Refunding, 4%, 5/15/29 ... 1,000,000 966,354
People of Faith, Inc. Obligated Group, Revenue, 2016, Refunding, 4%, 5/15/31 ... 1,000,000 949,195
Industrial Development Authority of the County of Pima (The) ,
Christian Care Tucson, Inc., Revenue, Senior Lien, 2017 A, Pre-Refunded, 5%,
12/15/32 ....................................................... 1,000,000 1,020,480

Putnam Tax-Free Income Trust
Schedule of Investments (unaudited)
Putnam Strategic Intermediate Municipal Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Arizona (continued)
Industrial Development Authority of the County of Pima (The), (continued)
b
La Posada at Park Centre, Inc. Obligated Group, Revenue, 144A, 2022 A, 6.25%,
11/15/35 ....................................................... $ 2,750,000 $ 2,893,507
Maricopa County Industrial Development Authority ,
Banner Health Obligated Group, Revenue, 2019 A, 4%, 1/01/44 ............... 2,360,000 2,164,238
b
Grand Canyon University Obligated Group, Revenue, 144A, 2024, 7.375%, 10/01/29 9,450,000 9,820,062
Salt River Project Agricultural Improvement & Power District , Revenue , 2025 A ,
Refunding , 5% , 1/01/44 ............................................. 12,000,000 12,808,322
Salt Verde Financial Corp. ,
Revenue, 2007-1, 5.25%, 12/01/25 .................................... 5,000,000 5,036,686
Revenue, 2007-1, 5.5%, 12/01/29 ..................................... 1,000,000 1,062,256
48,432,317
Arkansas 0.1%
Arkansas Development Finance Authority , Washington Regional Medical Center ,
Revenue , 2024 , 5% , 2/01/35 ......................................... 1,510,000 1,531,764
California 11.8%
a
California Community Choice Financing Authority ,
Revenue, 2024 A, Mandatory Put, 5%, 4/01/32 ............................ 7,200,000 7,569,788
Revenue, 2024 B, Mandatory Put, 5%, 12/01/32 ........................... 7,000,000 7,223,781
Revenue, 2024 D, Mandatory Put, 5%, 9/01/32 ........................... 5,000,000 5,260,516
Revenue, 2024 H, Mandatory Put, 5%, 8/01/33 ........................... 7,500,000 8,029,132
b
California Community Housing Agency , Aster Apartments , Revenue, Senior Lien , 144A,
2021 A-1 , 4% , 2/01/56 .............................................. 250,000 204,945
California Educational Facilities Authority ,
Revenue, 2015, Refunding, 5%, 11/01/36 ................................ 2,425,000 2,433,768
University of the Pacific, Revenue, 2015, Pre-Refunded, 5%, 11/01/36 .......... 155,000 156,499
California Enterprise Development Authority , Provident Group-SDSU Properties LLC ,
Revenue, First Tier , 2020 A , 5% , 8/01/28 ................................ 150,000 154,749
California Health Facilities Financing Authority ,
Lundquist Institute For Biomedical Innovation At Harbor-UCLA Medical Center,
Revenue, 2018, 5%, 9/01/30 ........................................ 1,300,000 1,332,592
Lundquist Institute For Biomedical Innovation At Harbor-UCLA Medical Center,
Revenue, 2018, 5%, 9/01/32 ........................................ 1,435,000 1,466,496
Lundquist Institute For Biomedical Innovation At Harbor-UCLA Medical Center,
Revenue, 2018, 5%, 9/01/34 ........................................ 1,590,000 1,617,973
Lundquist Institute For Biomedical Innovation At Harbor-UCLA Medical Center,
Revenue, 2018, 5%, 9/01/35 ........................................ 1,615,000 1,639,519
Lundquist Institute For Biomedical Innovation At Harbor-UCLA Medical Center,
Revenue, 2018, 5%, 9/01/36 ........................................ 1,505,000 1,524,410
Lundquist Institute For Biomedical Innovation At Harbor-UCLA Medical Center,
Revenue, 2018, 5%, 9/01/38 ........................................ 1,485,000 1,497,227
California Housing Finance Agency ,
Revenue, 2019-2, A, 4%, 3/20/33 ...................................... 1,013,903 1,001,121
Revenue, 2021-1, A, 3.5%, 11/20/35 ................................... 866,813 825,078
CR Epoca L Communities LP, Revenue, 2024 DD, FNMA Insured, 3.7%, 11/01/37 . 6,200,000 5,958,283
OAHS Ocean View LP, Revenue, 2024 J, FNMA Insured, 4.33%, 2/01/42 ........ 5,000,000 4,942,916
OAHS Playa Del Alameda LP, Revenue, 2024 Q, FNMA Insured, 4.25%, 8/01/41 .. 2,990,000 2,819,580
California Infrastructure & Economic Development Bank ,
a
Museum Associates, Revenue, 2021 B, Refunding, Mandatory Put, 4.32%, 6/01/26 1,000,000 996,802
Roseville Sustainable Energy Partner LLC, Revenue, 2024 A, 5%, 7/01/44 ....... 2,000,000 2,050,136
b
WFCS Holdings LLC, Revenue, 144A, 2020 A-1, 4.125%, 1/01/35 ............. 930,000 877,547
California Municipal Finance Authority ,
b
California Baptist University, Revenue, 144A, 2016 A, 4%, 11/01/26 ............ 1,055,000 1,045,493

Putnam Tax-Free Income Trust
Schedule of Investments (unaudited)
Putnam Strategic Intermediate Municipal Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Municipal Finance Authority, (continued)
CHF-Davis I LLC, Revenue, 2018, BAM Insured, 5%, 5/15/40 ................. $ 5,690,000 $ 5,856,939
CHF-Riverside II LLC, Revenue, 2019, 5%, 5/15/34 ........................ 915,000 949,160
HumanGood California Obligated Group, Revenue, 2019 A, Refunding, 4%, 10/01/32 1,000,000 1,002,149
a
California Pollution Control Financing Authority , Revenue , 2020 , Refunding , Mandatory
Put , 3.7% , 9/01/28 ................................................. 3,000,000 3,000,528
b
California School Finance Authority , Aspire Public Schools Obligated Group , Revenue ,
144A, 2016 , 5% , 8/01/36 ............................................ 3,225,000 3,224,673
California State Public Works Board , State of California , Revenue , 2014 E , 5% , 9/01/34 900,000 900,675
a
California State University , Revenue , 2016 B-2 , Refunding , Mandatory Put , 0.55% ,
11/01/26 ........................................................ 1,000,000 950,899
California Statewide Communities Development Authority ,
b
Lancer Educational Housing LLC, Revenue, 144A, 2019 A, 3%, 6/01/29 ......... 1,150,000 1,080,876
St. John's Partners LP, Revenue, 2013 F, LOC FNMA, 4.5%, 8/15/30 ........... 10,000,000 10,377,762
USC Obligated Group, Revenue, 2018, Refunding, 5%, 1/01/48 ............... 4,500,000 4,550,724
City of Los Angeles ,
Department of Airports, Revenue, 2022 C, Refunding, 5%, 5/15/31 ............. 1,500,000 1,597,639
Department of Airports, Revenue, 2022 C, Refunding, 4%, 5/15/35 ............. 600,000 593,909
Department of Airports, Revenue, 2025 A, Refunding, 5.25%, 5/15/40 ........... 20,380,000 21,875,325
Department of Airports, Revenue, Senior Lien, 2015 A, Refunding, 5%, 5/15/34 ... 5,700,000 5,703,087
Department of Airports, Revenue, Senior Lien, 2015 A, Refunding, 4.75%, 5/15/35 . 8,340,000 8,343,721
b
CSCDA Community Improvement Authority , Jefferson Platinum Triangle Apartments ,
Revenue , 144A, 2021 A-2 , 3.125% , 8/01/56 .............................. 1,000,000 728,038
c
Desert Sands Unified School District ,
GO, 2025, Refunding, 5%, 8/01/29 ..................................... 1,780,000 1,939,391
GO, 2025, Refunding, 5%, 8/01/30 ..................................... 1,870,000 2,070,685
GO, 2025, Refunding, 5%, 8/01/31 ..................................... 1,970,000 2,214,422
FHLMC, Multi-family ML Pass-Through Certificates ,
b,d
144A, FRN, 2022-ML14, A, 3.65%, 11/25/38 .............................. 4,914,337 4,690,214
2019-ML05, A-US, 3.4%, 1/25/36 ...................................... 8,319,552 7,851,783
2019-ML06, A-US, 2.543%, 6/25/37 .................................... 12,872,064 11,313,210
Folsom Ranch Financing Authority ,
City of Folsom Community Facilities District No. 18, Special Tax, 2024, 5%, 9/01/39 1,000,000 1,031,728
City of Folsom Community Facilities District No. 18, Special Tax, 2024, 5%, 9/01/44 1,000,000 1,016,401
Golden State Tobacco Securitization Corp. , Revenue , 2021 B-1 , Refunding , 3.85% ,
6/01/50 ......................................................... 2,190,000 1,999,122
Imperial County Local Transportation Authority , County of Imperial Sales Tax , Revenue ,
2022 E , Refunding , AGMC Insured , 5% , 6/01/32 ........................... 1,305,000 1,375,430
a
Los Angeles County Development Authority ,
Century Wlava 2 LP, Revenue, 2023 C, Mandatory Put, 3.75%, 12/01/26 ........ 2,500,000 2,502,868
VA Building 402 LP, Revenue, 2022 F, Mandatory Put, 3.375%, 7/01/26 ......... 3,250,000 3,235,573
Los Angeles Department of Water & Power ,
Power System, Revenue, 2022 A, 5%, 7/01/46 ............................ 2,000,000 2,006,379
Power System, Revenue, 2022 C, Refunding, 5%, 7/01/43 ................... 4,200,000 4,232,395
Water System, Revenue, 2022 C, Refunding, 5%, 7/01/43 ................... 3,925,000 3,957,194
Manteca Unified School District , GO , 2020 A , 3% , 8/01/41 ..................... 1,000,000 804,939
e
Mendocino-Lake Community College District , GO , 2011 B , AGMC Insured , 3.449%,
8/01/40 ......................................................... 2,600,000 3,053,563
Port of Oakland , Revenue , 2021 H , ETM, 5% , 5/01/28 ........................ 10,000 10,563
San Diego Housing Authority, Inc. , Sea Breeze Gardens Preservation LP , Revenue ,
2024 E , FHLMC Insured , 4.2% , 6/01/40 ................................. 1,995,000 1,931,829
San Francisco City & County Airport Comm-San Francisco International Airport ,
Revenue, Second Series, 2021 A, Refunding, 5%, 5/01/32 ................... 4,900,000 5,186,099
Revenue, Second Series, 2021 A, Refunding, 5%, 5/01/35 ................... 1,900,000 1,980,855
Revenue, Second Series, 2022 A, Refunding, 5%, 5/01/30 ................... 1,000,000 1,053,896

Putnam Tax-Free Income Trust
Schedule of Investments (unaudited)
Putnam Strategic Intermediate Municipal Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
San Francisco City & County Airport Comm-San Francisco International Airport,
(continued)
Revenue, Second Series, 2023 C, Refunding, 5.5%, 5/01/39 ................. $ 8,850,000 $ 9,540,042
Sierra View Local Health Care District ,
Revenue, 2020, Refunding, 4%, 7/01/25 ................................. 290,000 289,847
Revenue, 2020, Refunding, 4%, 7/01/26 ................................. 300,000 300,936
Revenue, 2020, Refunding, 5%, 7/01/27 ................................. 625,000 643,282
Revenue, 2020, Refunding, 5%, 7/01/30 ................................. 620,000 656,652
f
State of California ,
GO, Refunding, 5%, 3/01/45 ......................................... 6,000,000 6,410,150
GO, 5%, 3/01/49 .................................................. 3,500,000 3,706,975
GO, 5%, 3/01/55 .................................................. 10,000,000 10,509,091
Tobacco Securitization Authority of Southern California , San Diego County Tobacco
Asset Securitization Corp. , Revenue , 2019 B-1 , 2 , Refunding , 5% , 6/01/48 ....... 7,065,000 6,811,657
235,691,626
Colorado 2.7%
City & County of Denver , Airport System , Revenue , 2022 D , Refunding , 5.75% ,
11/15/36 ........................................................ 3,000,000 3,500,971
Colorado Health Facilities Authority ,
CommonSpirit Health Obligated Group, Revenue, 2019 A-2, Refunding, 5%, 8/01/44 34,100,000 33,843,370
CommonSpirit Health Obligated Group, Revenue, 2022 A, 5.5%, 11/01/47 ....... 9,335,000 9,719,559
Park Creek Metropolitan District , Westerly Creek District Service Area , Revenue,
Senior Lien , 2024 A , AGMC Insured , 5% , 12/01/43 ......................... 1,500,000 1,546,973
Regional Transportation District , Denver Transit Partners LLC , Revenue , 2020 A ,
Refunding , 3% , 7/15/37 ............................................. 850,000 729,996
State of Colorado ,
COP, 2024 A, 5%, 11/01/43 .......................................... 1,340,000 1,418,747
COP, 2024 A, 5%, 11/01/44 .......................................... 1,100,000 1,158,724
Sterling Ranch Community Authority Board , Sterling Ranch Metropolitan District No. 1 ,
Special Assessment , 2024 , 5.625% , 12/01/43 ............................. 1,241,000 1,240,025
Vauxmont Metropolitan District , GO , 2019 , Refunding , AGMC Insured , 5% , 12/15/30 . 125,000 128,834
53,287,199
Connecticut 0.7%
Connecticut Housing Finance Authority , Revenue , 2016 A-1 , Refunding , 2.875% ,
11/15/30 ........................................................ 2,250,000 2,100,152
Connecticut State Health & Educational Facilities Authority ,
Masonicare Corp. Obligated Group, Revenue, F, Refunding, 5%, 7/01/33 ........ 250,000 250,099
Masonicare Corp. Obligated Group, Revenue, F, Refunding, 5%, 7/01/34 ........ 1,250,000 1,248,044
Stamford Hospital Obligated Group (The), Revenue, M, Refunding, 5%, 7/01/34 ... 1,400,000 1,480,105
University of New Haven, Inc., Revenue, K-3, 5%, 7/01/28 ................... 550,000 564,897
a
Yale University, Revenue, 2016 A-2, Refunding, Mandatory Put, 2%, 7/01/26 ..... 1,050,000 1,033,181
b
Harbor Point Infrastructure Improvement District , Tax Allocation , 144A, 2017 ,
Refunding , 5% , 4/01/39 ............................................. 4,000,000 4,004,947
University of Connecticut , Revenue , 2023 A , 5.5% , 11/15/53 ................... 3,000,000 3,257,823
13,939,248
Delaware 0.4%
Delaware State Economic Development Authority , ASPIRA of Delaware Charter
Operations, Inc. , Revenue , 2016 A , 5% , 6/01/36 ........................... 1,000,000 1,000,326
Delaware State Housing Authority , Luther Towers Preservation LP , Revenue , 2023 ,
FNMA Insured , 4.65% , 1/01/41 ........................................ 7,285,000 7,464,690
8,465,016

Putnam Tax-Free Income Trust
Schedule of Investments (unaudited)
Putnam Strategic Intermediate Municipal Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida 6.8%
Broward County Housing Finance Authority ,
Federation Plaza Preservation LP, Revenue, 2023, FNMA Insured, 5%, 10/01/38 .. $ 991,733 $ 1,013,126
a
Palms of Deerfield Townhomes LLC (The), Revenue, 2024 A, Mandatory Put, 3.4%,
3/01/26 ........................................................ 1,400,000 1,399,073
a
Pinnacle 441 Phase 2 LLC, Revenue, 2023, Mandatory Put, 4.05%, 3/01/26 ...... 2,000,000 2,009,458
a
St. Joseph Manor II LLLP, Revenue, 2023, Mandatory Put, 3.5%, 4/01/26 ........ 4,000,000 3,996,691
Capital Projects Finance Authority ,
CAPFA Capital Corp. 2000F, Revenue, 2020 A-1, Refunding, 5%, 10/01/31 ...... 1,500,000 1,563,040
CAPFA Capital Corp. 2000F, Revenue, 2020 A-1, Refunding, 5%, 10/01/32 ...... 1,000,000 1,037,834
CAPFA Capital Corp. 2000F, Revenue, 2020 A-1, Refunding, 5%, 10/01/33 ...... 1,500,000 1,549,118
CAPFA Capital Corp. 2000F, Revenue, 2020 A-1, Refunding, 5%, 10/01/35 ...... 500,000 511,630
b
PRG - UnionWest Properties LLC, Revenue, Senior Lien, 144A, 2024 A-1, 5.25%,
6/01/34 ........................................................ 1,000,000 1,039,975
b
PRG - UnionWest Properties LLC, Revenue, Senior Lien, 144A, 2024 A-1, 5.25%,
6/01/39 ........................................................ 1,000,000 1,021,270
b
PRG - UnionWest Properties LLC, Revenue, Senior Lien, 144A, 2024 A-1, 5.25%,
6/01/44 ........................................................ 1,225,000 1,225,533
b
Capital Trust Agency, Inc. , WFCS Holdings II LLC , Revenue , 144A, 2021 A-1 , 3.3% ,
1/01/31 ......................................................... 465,000 430,664
b
Capital Trust Authority ,
Madrone Florida Tech Student Housing I LLC, Revenue, 144A, 2025 A, 4.75%,
7/01/40 ........................................................ 800,000 754,422
Madrone Florida Tech Student Housing I LLC, Revenue, 144A, 2025 A, 5%, 7/01/45 650,000 608,794
Madrone Florida Tech Student Housing I LLC, Revenue, 144A, 2025 A, 5.25%,
7/01/50 ........................................................ 1,250,000 1,177,407
b
Cedar Crossings Community Development District , Special Assessment , 144A, 2025 ,
4.3% , 5/01/32 .................................................... 240,000 235,462
b
City of Venice ,
Southwest Florida Retirement Center, Inc. Obligated Group, Revenue, 144A, 2024
B-1, 4.625%, 1/01/30 ............................................. 550,000 545,323
Southwest Florida Retirement Center, Inc. Obligated Group, Revenue, 144A, 2024
B-2, 4.5%, 1/01/30 ............................................... 550,000 545,198
Southwest Florida Retirement Center, Inc. Obligated Group, Revenue, 144A, 2024
B-3, 4.25%, 1/01/30 .............................................. 850,000 842,538
Collier County Industrial Development Authority , NCH Healthcare System, Inc.
Obligated Group , Revenue , 2024 A , AGMC Insured , 5% , 10/01/42 ............. 800,000 835,007
Connerton East Community Development District ,
Assessment Area 2, Special Assessment, 2025, 4.65%, 6/15/35 ............... 200,000 196,604
Assessment Area 2, Special Assessment, 2025, 5.625%, 6/15/55 .............. 855,000 823,490
County of Broward ,
Airport System, Revenue, 2015 A, 5%, 10/01/34 ........................... 2,000,000 2,002,279
Airport System, Revenue, 2019 A, 5%, 10/01/36 ........................... 1,500,000 1,531,854
County of Hillsborough , Utility , Revenue , 2016 , Refunding , 3% , 8/01/39 ........... 3,800,000 3,115,799
County of Miami-Dade ,
Aviation, Revenue, 2017 B, Refunding, 5%, 10/01/40 ....................... 10,000,000 10,046,904
Aviation, Revenue, 2019 A, 5%, 10/01/44 ................................ 8,000,000 8,025,031
Aviation, Revenue, 2024 A, Refunding, 5%, 10/01/33 ....................... 7,000,000 7,462,436
b
County of Palm Beach ,
Provident Group - LU Properties LLC, Revenue, 144A, 2021 A, 4.25%, 6/01/31 ... 1,200,000 1,155,856
Provident Group-PBAU Properties LLC, Revenue, 144A, 2019 A, 5%, 4/01/29 .... 375,000 374,227
Provident Group-PBAU Properties LLC, Revenue, 144A, 2019 A, 5%, 4/01/39 .... 2,000,000 1,866,771

Putnam Tax-Free Income Trust
Schedule of Investments (unaudited)
Putnam Strategic Intermediate Municipal Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Cypress Bluff Community Development District , Assessment Area 1 , Special
Assessment , 2025 , 5.3% , 5/01/45 ..................................... $ 1,000,000 $ 970,510
Double Branch Community Development District , Assessments , Special Assessment,
Senior Lien , 2013 A-1 , Refunding , 4.25% , 5/01/34 ......................... 360,000 354,536
Florida Development Finance Corp. ,
b
Revenue, 144A, 2021 A, 3%, 7/01/31 ................................... 185,000 172,633
River City Education Obligated Group, Revenue, 2022 B, Refunding, 5%, 7/01/31 . 325,000 334,488
Shands Jacksonville Medical Center Obligated Group, Revenue, 2022 A, Refunding,
5%, 2/01/52 .................................................... 4,500,000 4,205,781
a
Florida Housing Finance Corp. ,
Brownsville Village V Ltd., Revenue, 2024 B, GNMA Insured, Mandatory Put, 3.35%,
10/01/26 ....................................................... 2,250,000 2,248,633
Northside Property III Ltd., Revenue, 2023 B, GNMA Insured, Mandatory Put, 5%,
2/01/26 ........................................................ 2,000,000 2,021,697
Florida Municipal Loan Council , Shingle Creek Transit & Utility Community
Development District , Special Assessment , 2024 , 4.5% , 5/01/31 ............... 275,000 274,406
Fox Branch Ranch Community Development District , Assessment Area 1 , Special
Assessment , 2025 , 4.375% , 5/01/35 ................................... 175,000 171,042
Greater Orlando Aviation Authority , Revenue , 2017 A , 5% , 10/01/35 .............. 7,500,000 7,613,791
Halifax Hospital Medical Center , Halifax Hospital Medical Center Obligated Group ,
Revenue , 2016 , Refunding , 5% , 6/01/36 ................................. 1,375,000 1,379,199
JEA Water & Sewer System ,
Revenue, 2025 A, Refunding, 5%, 10/01/42 .............................. 3,265,000 3,498,523
Revenue, 2025 A, Refunding, 5%, 10/01/43 .............................. 7,300,000 7,768,241
Revenue, 2025 A, Refunding, 5%, 10/01/44 .............................. 9,000,000 9,526,887
Lakewood Ranch Stewardship District ,
Assessments, Special Assessment, 2023, 5.45%, 5/01/33 ................... 2,660,000 2,768,338
Assessments, Special Assessment, 2023, 6.125%, 5/01/43 .................. 1,245,000 1,300,370
Assessments, Special Assessment, 2024, 4.5%, 5/01/31 .................... 550,000 546,816
Lee County Industrial Development Authority , Shell Point Obligated Group , Revenue ,
2024 B-1 , 4.75% , 11/15/29 ........................................... 1,300,000 1,300,373
Madeira Community Development District ,
Assessment Area No. 1, Special Assessment, 2025, Refunding, 5%, 5/01/35 ..... 1,560,000 1,615,834
Assessment Area No. 1, Special Assessment, 2025, Refunding, 5%, 5/01/39 ..... 585,000 598,355
Assessment Area No. 2, Special Assessment, 2025, 4.7%, 5/01/35 ............. 860,000 849,839
Assessment Area No. 2, Special Assessment, 2025, 5.5%, 5/01/45 ............. 460,000 445,063
Assessment Area No. 2, Special Assessment, 2025, 5.8%, 5/01/55 ............. 1,570,000 1,525,023
a
Miami-Dade County Housing Finance Authority ,
Cutler Vista Housing LP, Revenue, 2023, Mandatory Put, 5%, 9/01/25 .......... 3,000,000 3,009,847
Quail Roost Transit Village I Ltd., Revenue, 2023, Mandatory Put, 5%, 9/01/25 .... 4,000,000 4,017,661
St. Mary Towers Apartments LLLP, Revenue, 2024, Mandatory Put, 3.4%, 10/01/26 1,750,000 1,749,014
Miromar Lakes Community Development District , Special Assessment , 2025 ,
Refunding , 5% , 5/01/35 ............................................. 1,500,000 1,565,944
Orlando Utilities Commission ,
Revenue, 2024 A, 5%, 10/01/45 ....................................... 1,440,000 1,524,681
Revenue, 2024 A, 5%, 10/01/46 ....................................... 2,500,000 2,626,720

Putnam Tax-Free Income Trust
Schedule of Investments (unaudited)
Putnam Strategic Intermediate Municipal Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Florida (continued)
Palermo Community Development District , Assessment Area 2 , Special Assessment ,
2025 , 4.375% , 6/15/32 .............................................. $ 250,000 $ 246,755
Palm Beach County Health Facilities Authority , ACTS Retirement-Life Communities,
Inc. Obligated Group , Revenue , 2016 , Refunding , 5% , 11/15/32 ............... 2,000,000 2,026,970
Pinellas County Industrial Development Authority , Drs Kiran & Pallavi Patel 2017
Foundation for Global Understanding, Inc. , Revenue , 2019 , 5% , 7/01/29 ......... 1,895,000 1,907,006
Ranches at Lake Mcleod Community Development District , Assessment Area 2 ,
Special Assessment , 2025 , 5.45% , 6/15/45 .............................. 600,000 589,714
South Broward Hospital District , Obligated Group , Revenue , 2016 , Refunding , 3% ,
5/01/34 ......................................................... 1,190,000 1,089,216
b
Southeast Overtown Park West Community Redevelopment Agency , Tax Allocation ,
144A, 2014 A-1 , 5% , 3/01/30 ......................................... 205,000 205,222
St. Johns County Industrial Development Authority ,
Life Care Ponte Vedra Obligated Group, Revenue, 2021 A, Refunding, 4%, 12/15/29 215,000 204,800
Life Care Ponte Vedra Obligated Group, Revenue, 2021 A, Refunding, 4%, 12/15/30 195,000 184,158
Life Care Ponte Vedra Obligated Group, Revenue, 2021 A, Refunding, 4%, 12/15/31 200,000 187,076
Tolomato Community Development District , Assessment Area , Special Assessment ,
2024 , 4.1% , 5/01/31 ................................................ 785,000 771,013
b
Village Community Development District No. 13 , Phase II , Special Assessment , 144A,
2020 , 1.875% , 5/01/25 .............................................. 175,000 175,000
b
Village Community Development District No. 15 ,
Special Assessment, 144A, 2024, 3.75%, 5/01/29 ......................... 500,000 493,329
Special Assessment, 144A, 2024, 4%, 5/01/34 ............................ 500,000 485,392
Special Assessment, 144A, 2024, 4.2%, 5/01/39 .......................... 1,000,000 946,556
Phase I, Special Assessment, 144A, 2023, 4.375%, 5/01/33 .................. 995,000 1,001,785
Phase I, Special Assessment, 144A, 2023, 4.85%, 5/01/38 ................... 1,000,000 1,010,161
Woodcreek Community Development District , Assessment Area 2 , Special
Assessment , 2025 , 4.35% , 5/01/32 .................................... 200,000 196,576
b
Woodland Preserve Community Development District , Assessment Area 1 , Special
Assessment , 144A, 2025 , 4.3% , 5/01/32 ................................ 250,000 246,448
136,894,236
Georgia 4.4%
City of Atlanta ,
Department of Aviation, Revenue, 2020 B, Refunding, 5%, 7/01/30 ............. 3,500,000 3,710,285
Department of Aviation, Revenue, 2024 A-1, 5%, 7/01/49 .................... 4,000,000 4,137,393
Water & Wastewater, Revenue, 2015, Refunding, 5%, 11/01/40 ............... 13,720,000 13,727,416
DeKalb County Housing Authority ,
Revenue, 2023 A, 4%, 12/01/33 ....................................... 4,500,000 4,459,220
HADC Park at 500 LLC, Revenue, 2024, 4%, 3/01/34 ....................... 16,000,000 15,648,002
a
Development Authority of Burke County (The) ,
Georgia Power Co., Revenue, First Series, 2012-1, Refunding, Mandatory Put,
2.875%, 8/19/25 ................................................. 4,250,000 4,233,932
Georgia Power Co., Revenue, First Series, 2013-1, Refunding, Mandatory Put,
3.375%, 3/12/27 ................................................. 2,500,000 2,481,545
Oglethorpe Power Corp., Revenue, 2013 A, Refunding, Mandatory Put, 3.6%,
2/01/30 ........................................................ 6,000,000 5,951,683
b
George L Smith II Congress Center Authority , Signia Hotel Management LLC , Revenue,
Second Tier , 144A, 2021 B , 3.625% , 1/01/31 ............................. 4,000,000 3,760,863
a
Main Street Natural Gas, Inc. ,
Revenue, 2019 C, Mandatory Put, 4%, 9/01/26 ........................... 820,000 820,281
Revenue, 2021 A, Mandatory Put, 4%, 9/01/27 ............................ 10,000,000 9,995,711
Revenue, 2021 C, Mandatory Put, 4%, 12/01/28 ........................... 1,500,000 1,494,144
Revenue, 2023 C, Mandatory Put, 5%, 9/01/30 ........................... 2,000,000 2,091,988
Revenue, 2023 E-1, Mandatory Put, 5%, 6/01/31 .......................... 5,000,000 5,245,578
Revenue, 2024 B, Mandatory Put, 5%, 3/01/32 ............................ 2,500,000 2,625,642

Putnam Tax-Free Income Trust
Schedule of Investments (unaudited)
Putnam Strategic Intermediate Municipal Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Georgia (continued)
a
Main Street Natural Gas, Inc., (continued)
Revenue, 2025 A, Mandatory Put, 5%, 6/01/32 ............................ $ 3,000,000 $ 3,168,736
Municipal Electric Authority of Georgia ,
Revenue, 2021 A, Refunding, 4%, 1/01/46 ............................... 330,000 297,300
Revenue, 2024 A, Refunding, 5%, 1/01/40 ............................... 850,000 899,537
Revenue, 2024 A, Refunding, 5%, 1/01/42 ............................... 1,050,000 1,096,163
Revenue, 2024 A, Refunding, 5%, 1/01/43 ............................... 1,250,000 1,297,827
87,143,246
Hawaii 0.3%
a
City & County of Honolulu , Komohale Maunakea Venture LP , Revenue , 2023 ,
Mandatory Put , 5% , 6/01/26 .......................................... 5,000,000 5,084,793
Illinois 5.3%
Chicago Board of Education , GO , 2021 A , 5% , 12/01/39 ...................... 1,000,000 997,603
Chicago Midway International Airport ,
Revenue, Senior Lien, 2023 A, Refunding, BAM Insured, 5.75%, 1/01/41 ........ 500,000 543,814
Revenue, Senior Lien, 2023 A, Refunding, BAM Insured, 5.75%, 1/01/42 ........ 1,000,000 1,081,307
Revenue, Senior Lien, 2023 A, Refunding, BAM Insured, 5.75%, 1/01/43 ........ 1,250,000 1,345,081
Chicago O'Hare International Airport ,
Revenue, Senior Lien, 2024 A, 5.5%, 1/01/44 ............................. 2,000,000 2,117,176
Customer Facility Charge, Revenue, Senior Lien, 2023, Refunding, BAM Insured,
5.25%, 1/01/39 .................................................. 1,195,000 1,307,413
Customer Facility Charge, Revenue, Senior Lien, 2023, Refunding, BAM Insured,
5.25%, 1/01/40 .................................................. 1,700,000 1,845,996
Chicago Park District , GO , 2024 A , 5% , 1/01/47 ............................. 1,500,000 1,519,665
City of Chicago ,
GO, 2021 A, Refunding, 4%, 1/01/36 ................................... 1,000,000 932,893
GO, 2023 A, 5%, 1/01/35 ............................................ 3,000,000 3,100,660
Illinois Finance Authority ,
a
Revenue, 2020, Refunding, Mandatory Put, 3.875%, 9/01/28 ................. 2,250,000 2,212,250
b
Acero Charter Schools, Inc. Obligated Group, Revenue, 144A, 2021, Refunding, 4%,
10/01/32 ....................................................... 685,000 654,622
b
Acero Charter Schools, Inc. Obligated Group, Revenue, 144A, 2021, Refunding, 4%,
10/01/33 ....................................................... 1,060,000 1,001,179
b
Acero Charter Schools, Inc. Obligated Group, Revenue, 144A, 2021, Refunding, 4%,
10/01/34 ....................................................... 445,000 415,652
Ascension Health Credit Group, Revenue, 2016 C, Refunding, 5%, 2/15/34 ...... 1,100,000 1,119,395
CHF-Chicago LLC, Revenue, 2017 A, 5%, 2/15/47 ......................... 500,000 472,360
CHF-Chicago LLC, Revenue, 2017 A, 5%, 2/15/50 ......................... 460,000 428,139
b
Navy Pier, Inc. Obligated Group, Revenue, 144A, 2024 B, Refunding, 5%, 10/01/34 2,000,000 2,042,288
b
Navy Pier, Inc. Obligated Group, Revenue, 144A, 2024 B, Refunding, 5.25%,
10/01/39 ....................................................... 1,350,000 1,369,583
Rosalind Franklin University of Medicine and Science, Revenue, 2017 A, Refunding,
5%, 8/01/31 .................................................... 400,000 407,931
b
Rosalind Franklin University of Medicine and Science, Revenue, 144A, 2025, 5.25%,
8/01/35 ........................................................ 9,600,000 9,586,428
University of Illinois, Revenue, 2023 B, 5.5%, 10/01/57 ...................... 5,245,000 5,456,811
Illinois Housing Development Authority ,
Revenue, 2017 A, GNMA Insured, 3.125%, 2/01/47 ........................ 11,529,269 10,126,459
a
South Shore IL Preservation LP, Revenue, 2023, FHA Insured, Mandatory Put, 4%,
6/01/25 ........................................................ 5,500,000 5,502,006
Illinois State Toll Highway Authority ,
Revenue, 2015 A, 5%, 1/01/40 ........................................ 12,850,000 12,749,310
Revenue, 2015 B, 5%, 1/01/40 ........................................ 10,000,000 10,022,356

Putnam Tax-Free Income Trust
Schedule of Investments (unaudited)
Putnam Strategic Intermediate Municipal Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Illinois (continued)
Metropolitan Pier & Exposition Authority , State of Illinois McCormick Place Expansion
Project Fund , Revenue , 2017 B , Refunding , 5% , 12/15/33 ................... $ 300,000 $ 307,462
Northern Illinois University , COP , 2024 , BAM Insured , 5.5% , 4/01/49 ............. 2,250,000 2,340,384
St. Clair County Community Unit School District No. 187 Cahokia ,
GO, 2024 A, AGMC Insured, 5%, 1/01/40 ................................ 325,000 345,641
GO, 2024 A, AGMC Insured, 5%, 1/01/41 ................................ 400,000 422,415
GO, 2024 A, AGMC Insured, 5%, 1/01/42 ................................ 475,000 498,329
GO, 2024 A, AGMC Insured, 5%, 1/01/43 ................................ 500,000 521,688
GO, 2024 A, AGMC Insured, 5%, 1/01/44 ................................ 260,000 270,000
GO, 2024 B, AGMC Insured, 5%, 1/01/40 ................................ 210,000 219,288
GO, 2024 B, AGMC Insured, 5%, 1/01/41 ................................ 210,000 217,753
GO, 2024 B, AGMC Insured, 5%, 1/01/42 ................................ 225,000 232,270
GO, 2024 B, AGMC Insured, 5%, 1/01/43 ................................ 1,350,000 1,388,936
State of Illinois ,
GO, 2016, 4%, 1/01/31 ............................................. 695,000 687,470
GO, 2016, 4.125%, 11/01/31 ......................................... 830,000 822,155
GO, 2016, 5%, 11/01/34 ............................................. 1,650,000 1,666,962
GO, 2016, 5%, 1/01/41 ............................................. 340,000 338,087
GO, 2016, 5%, 11/01/41 ............................................. 600,000 600,197
GO, 2017 C, 5%, 11/01/29 ........................................... 11,170,000 11,514,472
University of Illinois ,
Health Services Facilities System, Revenue, 2023, Refunding, 5.5%, 10/01/39 .... 380,000 409,802
Health Services Facilities System, Revenue, 2023, Refunding, 5.5%, 10/01/40 .... 605,000 649,504
Health Services Facilities System, Revenue, 2023, Refunding, 5.5%, 10/01/41 .... 1,660,000 1,777,615
Village of Romeoville ,
Lewis University, Revenue, 2015, Refunding, 5%, 10/01/26 .................. 500,000 500,079
Lewis University, Revenue, 2015, Refunding, 5%, 10/01/27 .................. 860,000 859,221
Lewis University, Revenue, 2015, Refunding, 5%, 10/01/29 .................. 975,000 969,543
105,917,650
Indiana 1.3%
City of Rockport , AEP Generating Co. , Revenue , 1995 B , Refunding , 3.125% , 7/01/25 4,150,000 4,142,917
a
City of Whiting , BP Products North America, Inc. , Revenue , 2019 A , Refunding ,
Mandatory Put , 5% , 6/05/26 .......................................... 12,035,000 12,144,619
Indiana Finance Authority ,
Revenue, First Lien, 2025 A, Refunding, 5.5%, 10/01/55 ..................... 4,025,000 4,264,784
Board of Directors for Department of Public Utilities of City of Indianapolis, Revenue,
First Lien, 2025 A, Refunding, 5.5%, 10/01/50 ........................... 1,500,000 1,596,615
CWA Authority, Inc., Revenue, First Lien, 2024 A, Refunding, 5%, 10/01/38 ....... 500,000 544,877
CWA Authority, Inc., Revenue, First Lien, 2024 A, Refunding, 5%, 10/01/40 ....... 615,000 657,346
CWA Authority, Inc., Revenue, First Lien, 2024 A, Refunding, 5%, 10/01/41 ....... 1,000,000 1,052,874
CWA Authority, Inc., Revenue, First Lien, 2024 A, Refunding, 5%, 10/01/42 ....... 1,350,000 1,416,741
Indianapolis Local Public Improvement Bond Bank , Revenue , 2019 A , 5% , 2/01/44 .. 1,175,000 1,194,979
27,015,752
Iowa 0.1%
Iowa Finance Authority ,
Lifespace Communities, Inc. Obligated Group, Revenue, 2021 A, Refunding, 4%,
5/15/46 ........................................................ 1,150,000 993,321
Lifespace Communities, Inc. Obligated Group, Revenue, 2023 B, Refunding, 6.6%,
5/15/28 ........................................................ 1,185,000 1,244,182
2,237,503

Putnam Tax-Free Income Trust
Schedule of Investments (unaudited)
Putnam Strategic Intermediate Municipal Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Kentucky 2.4%
City of Columbia , Lindsey Wilson College, Inc. , Revenue , 2019 , Refunding , 5% ,
12/01/33 ........................................................ $ 3,000,000 $ 2,979,893
a
County of Trimble , Louisville Gas and Electric Co. , Revenue , 2023 A , Mandatory Put ,
4.7% , 6/01/27 .................................................... 5,000,000 5,033,242
Kentucky Economic Development Finance Authority , KentuckyWired Infrastructure Co.,
Inc. , Revenue, Senior Lien , 2015 A , 5% , 7/01/30 .......................... 2,080,000 2,083,402
a
Kentucky Public Energy Authority ,
Revenue, 2024 A, Mandatory Put, 5%, 7/01/30 ............................ 5,750,000 5,974,065
Revenue, 2024 B, Refunding, Mandatory Put, 5%, 8/01/32 ................... 3,750,000 3,929,105
g
Revenue, 2025 A, Refunding, Mandatory Put, 5.25%, 12/01/29 ................ 9,000,000 9,452,255
Louisville/Jefferson County Metropolitan Government ,
a
Louisville Gas and Electric Co., Revenue, 2005 A, Mandatory Put, 1.75%, 7/01/26 . 5,000,000 4,891,222
Norton Healthcare Obligated Group, Revenue, 2016 A, Refunding, 5%, 10/01/31 .. 2,750,000 2,790,363
Norton Healthcare Obligated Group, Revenue, 2023 A, Refunding, 5%, 10/01/41 .. 4,700,000 4,863,080
Rural Water Financing Agency , Revenue , 2023 A , 3.9% , 11/01/25 ............... 3,000,000 3,001,087
University of Kentucky ,
Revenue, 2024, 5%, 10/01/41 ........................................ 1,475,000 1,563,539
Revenue, 2024, 5%, 10/01/42 ........................................ 1,850,000 1,951,702
48,512,955
Louisiana 0.2%
b
Louisiana Local Government Environmental Facilities & Community Development
Authority ,
Christwood Obligated Group, Revenue, 144A, 2024, Refunding, 4.25%, 11/15/30 .. 1,045,000 1,026,969
Christwood Obligated Group, Revenue, 144A, 2024, Refunding, 5%, 11/15/37 .... 1,900,000 1,886,871
a
Parish of St. John the Baptist , Marathon Oil Corp. , Revenue , 2017 A-3 , Refunding ,
Mandatory Put , 2.2% , 7/01/26 ........................................ 2,000,000 1,962,749
4,876,589
Maryland 0.3%
City of Gaithersburg , Asbury Maryland Obligated Group , Revenue , 2018 A , Refunding ,
5% , 1/01/36 ...................................................... 300,000 301,607
County of Frederick ,
b
Mount St. Mary's University, Inc., Revenue, 144A, 2017 A, Refunding, 5%, 9/01/27 . 2,045,000 2,044,418
Oakdale-Lake Linganore Development District, Special Tax, 2019, Refunding, 3.25%,
7/01/29 ........................................................ 890,000 840,717
Maryland Economic Development Corp. , City of Baltimore Port Covington Development
District , Tax Allocation , 2020 , 3.25% , 9/01/30 ............................. 1,350,000 1,282,743
Maryland Health & Higher Educational Facilities Authority , Stevenson University, Inc. ,
Revenue , 2021 A , Refunding , 4% , 6/01/34 ............................... 250,000 238,894
Montgomery County Housing Opportunities Commission , Multi-family Housing ,
Revenue , 2012 A , 3.75% , 7/01/32 ..................................... 1,500,000 1,496,494
6,204,873
Massachusetts 1.2%
Massachusetts Development Finance Agency ,
Bentley University, Revenue, 2025, 5%, 7/01/37 ........................... 750,000 802,954
Bentley University, Revenue, 2025, 5%, 7/01/39 ........................... 1,100,000 1,159,856
Bentley University, Revenue, 2025, 5%, 7/01/41 ........................... 1,100,000 1,138,391
Bentley University, Revenue, 2025, 5%, 7/01/45 ........................... 1,225,000 1,238,263
b
CHF Merrimack, Inc., Revenue, 144A, 2024 A, 5%, 7/01/44 .................. 1,000,000 994,185
Emerson College, Revenue, 2025, Refunding, 5%, 1/01/28 .................. 1,150,000 1,190,703
Lasell University, Revenue, 2021, Refunding, 4%, 7/01/40 ................... 7,515,000 6,201,628
b
Loomis Obligated Group, Revenue, 144A, 2022, Refunding, 4%, 1/01/26 ........ 160,000 159,645
Mass General Brigham, Inc., Revenue, 2016 Q, Refunding, 5%, 7/01/35 ......... 2,000,000 2,020,916
Simmons University, Revenue, K-1, Refunding, 5%, 10/01/26 ................. 950,000 950,492

Putnam Tax-Free Income Trust
Schedule of Investments (unaudited)
Putnam Strategic Intermediate Municipal Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Massachusetts (continued)
Massachusetts Development Finance Agency, (continued)
Simmons University, Revenue, K-1, Refunding, 5%, 10/01/27 ................. $ 1,150,000 $ 1,149,910
UMass Memorial Health Care Obligated Group, Revenue, 2025 N-1, Refunding,
5.25%, 7/01/50 .................................................. 5,000,000 5,023,106
Massachusetts Housing Finance Agency ,
Revenue, 2017 D, 3.1%, 6/01/30 ...................................... 720,000 694,849
a
Revenue, 216, Refunding, GNMA Insured, Mandatory Put, 1.85%, 6/01/25 ....... 1,000,000 997,501
23,722,399
Michigan 2.1%
City of Detroit ,
GO, 2020, 5.5%, 4/01/34 ............................................ 660,000 705,901
GO, 2023 B, 6.844%, 5/01/28 ......................................... 620,000 631,367
GO, B-1, 4%, 4/01/44 ............................................... 4,474,431 3,524,185
County of Genesee ,
Water Supply System, GO, 2024, Refunding, AGMC Insured, 5%, 11/01/35 ...... 1,000,000 1,092,162
Water Supply System, GO, 2024, Refunding, AGMC Insured, 5%, 11/01/36 ...... 1,000,000 1,082,789
Water Supply System, GO, 2024, Refunding, AGMC Insured, 5%, 11/01/37 ...... 750,000 808,155
Water Supply System, GO, 2024, Refunding, AGMC Insured, 5%, 11/01/38 ...... 585,000 629,184
Water Supply System, GO, 2024, Refunding, AGMC Insured, 5%, 11/01/39 ...... 800,000 857,265
Detroit Downtown Development Authority , Catalyst Development Area , Tax Allocation ,
2024 , Refunding , 5% , 7/01/48 ........................................ 15,125,000 15,385,881
Kalamazoo Public Schools ,
GO, 2023 I, AGMC Insured, 5%, 5/01/45 ................................ 885,000 906,928
GO, 2023 I, AGMC Insured, 5%, 5/01/48 ................................ 820,000 834,346
Kentwood Economic Development Corp. , Holland Home Obligated Group , Revenue ,
2016 , Refunding , 5% , 11/15/37 ....................................... 1,000,000 985,800
Michigan Finance Authority ,
Great Lakes Water Authority Sewage Disposal System, Revenue, 2015 C, 5%,
7/01/35 ........................................................ 1,000,000 998,501
Lawrence Technological University Obligated Group, Revenue, 2017, Refunding,
5.25%, 2/01/32 .................................................. 1,145,000 1,156,626
Lawrence Technological University Obligated Group, Revenue, 2017, Refunding, 5%,
2/01/47 ........................................................ 1,000,000 937,870
Lawrence Technological University Obligated Group, Revenue, 2022, Refunding, 4%,
2/01/27 ........................................................ 95,000 94,068
Lawrence Technological University Obligated Group, Revenue, 2022, Refunding, 4%,
2/01/32 ........................................................ 285,000 276,207
Provident Group - HFH Energy LLC, Revenue, 2024, 5.25%, 2/29/40 ........... 500,000 527,970
Provident Group - HFH Energy LLC, Revenue, 2024, 5.25%, 2/28/41 ........... 550,000 575,898
Provident Group - HFH Energy LLC, Revenue, 2024, 5.25%, 2/28/42 ........... 625,000 650,611
Provident Group - HFH Energy LLC, Revenue, 2024, 5.25%, 2/28/43 ........... 800,000 830,894
Provident Group - HFH Energy LLC, Revenue, 2024, 5.5%, 2/28/49 ............ 750,000 791,498
Tobacco Settlement, Revenue, Senior Lien, 2020 A-1, Refunding, 2.326%, 6/01/30 34,214 33,895
Michigan State University , Revenue , 2019 B , 5% , 2/15/44 ..................... 3,000,000 3,046,976
Michigan Strategic Fund , Holland Home Obligated Group , Revenue , 2019 , Refunding ,
5% , 11/15/34 ..................................................... 1,900,000 1,902,095
Wayne County Airport Authority , Detroit Metropolitan Wayne County Airport , Revenue ,
2015 F , Refunding , 5% , 12/01/30 ...................................... 1,840,000 1,842,951
41,110,023
Minnesota 1.5%
City of Minneapolis ,
Fairview Health Services Obligated Group, Revenue, 2018 A, Refunding, 5%,
11/15/33 ....................................................... 2,410,000 2,473,244

Putnam Tax-Free Income Trust
Schedule of Investments (unaudited)
Putnam Strategic Intermediate Municipal Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Minnesota (continued)
City of Minneapolis, (continued)
Fairview Health Services Obligated Group, Revenue, 2018 A, Refunding, AGMC
Insured, 5%, 11/15/36 ............................................. $ 4,835,000 $ 5,061,119
Fairview Health Services Obligated Group, Revenue, 2018 A, Refunding, 5%,
11/15/36 ....................................................... 1,050,000 1,066,454
City of Ramsey , PACT Charter School , Revenue , 2022 A , Refunding , 5% , 6/01/32 ... 4,325,000 4,124,584
Duluth Economic Development Authority , Benedictine Health System Obligated Group ,
Revenue , 2021 A , Refunding , 4% , 7/01/31 ............................... 625,000 584,483
Housing & Redevelopment Authority of The City of St. Paul Minnesota , Hmong College
Prep Academy , Revenue , 2016 A , Refunding , 5.5% , 9/01/36 .................. 3,000,000 3,020,055
Minneapolis-St. Paul Metropolitan Airports Commission , Revenue , 2024 B , 5% , 1/01/36 8,500,000 8,954,960
Minnesota Higher Education Facilities Authority ,
Augsburg University, Revenue, 2016 A, 5%, 5/01/46 ........................ 750,000 513,816
a
University of St. Thomas, Revenue, 2024 B-1, Mandatory Put, 5%, 10/01/27 ...... 3,000,000 3,078,321
St. Paul Port Authority , District Energy St. Paul Obligated Group , Revenue , 2023-4 ,
5.25% , 10/01/42 ................................................... 1,000,000 1,002,877
29,879,913
Mississippi 0.1%
City of Gulfport , Memorial Hospital at Gulfport Obligated Group , Revenue , 2025 , 5.5% ,
7/01/50 ......................................................... 1,150,000 1,187,900
Missouri 2.3%
City of St. Louis , Airport , Revenue , 2022 A , Refunding , 5% , 7/01/30 .............. 1,430,000 1,507,661
Health & Educational Facilities Authority of the State of Missouri ,
BJC Healthcare Obligated Group, Revenue, 2021 A, Refunding, 4%, 7/01/46 ..... 12,510,000 11,141,661
Children's Mercy Hospital Obligated Group, Revenue, 2017 A, 4%, 5/15/42 ...... 3,195,000 2,953,669
Mercy Health, Revenue, 2012, BAM Insured, 4%, 11/15/42 ................... 1,555,000 1,437,219
Mercy Health, Revenue, 2015 B, Refunding, 5%, 2/01/33 .................... 2,025,000 2,028,688
Mercy Health, Revenue, 2023, 5.5%, 12/01/40 ............................ 1,100,000 1,201,375
Mercy Health, Revenue, 2023, 5.5%, 12/01/41 ............................ 2,100,000 2,276,811
University of Health Sciences & Pharmacy in St. Louis, Revenue, 2023 A, Refunding,
5%, 5/01/28 .................................................... 1,775,000 1,764,656
University of Health Sciences & Pharmacy in St. Louis, Revenue, 2023 A, Refunding,
4%, 5/01/37 .................................................... 2,600,000 2,172,121
University of Health Sciences & Pharmacy in St. Louis, Revenue, 2023 A, Refunding,
4%, 5/01/39 .................................................... 3,750,000 3,044,433
University of Health Sciences & Pharmacy in St. Louis, Revenue, 2023 A, Refunding,
4%, 5/01/40 .................................................... 615,000 490,766
University of Health Sciences & Pharmacy in St. Louis, Revenue, 2023 A, Refunding,
4%, 5/01/43 .................................................... 1,750,000 1,341,911
University of Health Sciences & Pharmacy in St. Louis, Revenue, 2023 B, Refunding,
4%, 5/01/38 .................................................... 1,440,000 1,184,402
University of Health Sciences & Pharmacy in St. Louis, Revenue, 2023 B, Refunding,
4%, 5/01/39 .................................................... 1,250,000 1,014,811
University of Health Sciences & Pharmacy in St. Louis, Revenue, 2023 B, Refunding,
4%, 5/01/45 .................................................... 1,280,000 954,262
Kansas City Industrial Development Authority ,
City of Kansas City, Revenue, 2019 A, 5%, 3/01/35 ........................ 5,000,000 5,117,491
City of Kansas City Airport, Revenue, 2019 B, 5%, 3/01/32 ................... 1,000,000 1,033,380
City of Kansas City Airport, Revenue, 2020 A, 5%, 3/01/30 ................... 1,540,000 1,619,480
Plaza at Noah's Ark Community Improvement District ,
Revenue, 2021, Refunding, 3%, 5/01/25 ................................. 225,000 225,000
Revenue, 2021, Refunding, 3%, 5/01/26 ................................. 275,000 271,092
Poplar Bluff Regional Transportation Development District ,
Sales Tax, Revenue, 2023 B, Refunding, 3.375%, 12/01/31 .................. 1,295,000 1,222,110

Putnam Tax-Free Income Trust
Schedule of Investments (unaudited)
Putnam Strategic Intermediate Municipal Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Missouri (continued)
Poplar Bluff Regional Transportation Development District, (continued)
Sales Tax, Revenue, 2023 B, Refunding, 4%, 12/01/37 ...................... $ 2,300,000 $ 2,130,953
46,133,952
Montana 0.1%
City of Forsyth , NorthWestern Corp. , Revenue , 2023 , Refunding , 3.875% , 7/01/28 ... 2,200,000 2,214,586
Nebraska 1.2%
Omaha Public Power District ,
Revenue, 2021 A, 5%, 2/01/46 ........................................ 5,000,000 5,124,171
Revenue, 2024 C, 5%, 2/01/41 ........................................ 1,750,000 1,873,262
Revenue, 2024 C, 5%, 2/01/42 ........................................ 2,150,000 2,272,977
Revenue, 2024 C, 5%, 2/01/43 ........................................ 2,250,000 2,390,233
Revenue, 2024 C, 5%, 2/01/44 ........................................ 2,715,000 2,852,169
Revenue, 2024 C, 5%, 2/01/54 ........................................ 3,750,000 3,879,448
Revenue, 2024 D, Refunding, 5%, 2/01/43 ............................... 5,000,000 5,311,628
23,703,888
Nevada 1.6%
City of Las Vegas ,
Special Improvement District No. 818, Special Assessment, 2024, 5%, 12/01/39 ... 1,000,000 1,003,512
Special Improvement District No. 818, Special Assessment, 2024, 5%, 12/01/44 ... 935,000 901,420
a
County of Clark , Nevada Power Co. , Revenue , 2017 , Refunding , Mandatory Put ,
3.75% , 3/31/26 ................................................... 2,250,000 2,244,405
County of Humboldt ,
Sierra Pacific Power Co., Revenue, 2016 A, Refunding, 3.55%, 10/01/29 ........ 2,000,000 1,999,782
Sierra Pacific Power Co., Revenue, 2016 B, Refunding, 3.55%, 10/01/29 ........ 2,000,000 1,995,732
a
County of Washoe ,
Sierra Pacific Power Co., Revenue, 2016 B, Refunding, Mandatory Put, 3.625%,
10/01/29 ....................................................... 3,000,000 2,988,392
Sierra Pacific Power Co., Revenue, 2016 G, Refunding, Mandatory Put, 3.625%,
10/01/29 ....................................................... 1,000,000 996,131
Las Vegas Convention & Visitors Authority ,
f
County of Clark & City of Las Vegas Combined Room Tax, Revenue, 2018 B, 5%,
7/01/43 ........................................................ 9,660,000 9,756,445
County of Clark & City of Las Vegas Combined Room Tax, Revenue, 2023 A, 5%,
7/01/39 ........................................................ 760,000 810,724
County of Clark & City of Las Vegas Combined Room Tax, Revenue, 2023 A, 5%,
7/01/40 ........................................................ 1,550,000 1,643,990
County of Clark & City of Las Vegas Combined Room Tax, Revenue, 2023 A, 5%,
7/01/41 ........................................................ 1,000,000 1,051,501
County of Clark & City of Las Vegas Combined Room Tax, Revenue, 2023 A, 5%,
7/01/42 ........................................................ 1,200,000 1,256,663
County of Clark & City of Las Vegas Combined Room Tax, Revenue, 2023 A, 5%,
7/01/43 ........................................................ 1,205,000 1,257,858
Reno-Tahoe Airport Authority ,
Revenue, 2024 A, 5.25%, 7/01/39 ..................................... 1,000,000 1,058,701
Revenue, 2024 A, 5.25%, 7/01/40 ..................................... 1,000,000 1,051,135
Revenue, 2024 B, 5%, 7/01/44 ........................................ 1,100,000 1,135,927
31,152,318
New Hampshire 1.8%
New Hampshire Business Finance Authority ,
Revenue, 2023-2, A, 3.875%, 1/20/38 .................................. 4,997,467 4,670,156
Revenue, 2024-1, A, 4.25%, 7/20/41 ................................... 2,963,607 2,824,870

Putnam Tax-Free Income Trust
Schedule of Investments (unaudited)
Putnam Strategic Intermediate Municipal Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New Hampshire (continued)
New Hampshire Business Finance Authority, (continued)
a
Revenue, 2024-1, A, Mandatory Put, 4.15%, 10/01/34 ...................... $ 3,490,000 $ 3,289,480
Revenue, 2024-2, A, 3.625%, 8/20/39 .................................. 7,756,394 7,104,364
d
Revenue, FRN, 2024-3, A, 4.163%, 10/20/41 ............................. 3,980,171 3,680,675
Revenue, 2025-1, A-1, 3.816%, 1/20/41 ................................. 9,743,199 9,262,125
Revenue, 2025-1, A-2, 4.168%, 1/20/41 ................................. 3,245,466 2,977,672
Caritas Acquisitions VII LLC, Revenue, 2020 A, 3.75%, 8/15/30 ............... 1,050,000 1,007,882
New Hampshire Health and Education Facilities Authority Act , Southern New
Hampshire Health Obligated Group , Revenue , 2016 , Refunding , 5% , 10/01/37 .... 2,000,000 2,008,553
36,825,777
New Jersey 1.1%
a
Camden County Improvement Authority (The) , Revenue , 2024 , Mandatory Put , 5% ,
3/01/26 ......................................................... 4,000,000 4,049,831
New Jersey Economic Development Authority ,
a
New Jersey-American Water Co., Inc., Revenue, 2019 A, Refunding, Mandatory Put,
2.2%, 12/03/29 .................................................. 3,500,000 3,045,907
a
New Jersey-American Water Co., Inc., Revenue, 2020 B, Refunding, Mandatory Put,
3.75%, 6/01/28 .................................................. 3,000,000 2,985,375
State of New Jersey, Revenue, 2024 SSS, Refunding, 5.25%, 6/15/37 .......... 1,060,000 1,154,612
State of New Jersey, Revenue, 2024 SSS, Refunding, 5.25%, 6/15/38 .......... 1,585,000 1,718,591
State of New Jersey, Revenue, 2024 SSS, Refunding, 5.25%, 6/15/39 .......... 1,000,000 1,082,079
New Jersey Transportation Trust Fund Authority ,
Revenue, 2016 A-1, 5%, 6/15/28 ...................................... 750,000 762,607
State of New Jersey, Revenue, 2023 A, Refunding, 4.25%, 6/15/40 ............ 2,000,000 1,953,541
Passaic County Improvement Authority (The) , Paterson Arts & Science Charter School ,
Revenue , 2023 , 4.25% , 7/01/33 ....................................... 570,000 572,118
South Jersey Transportation Authority ,
Revenue, 2022 A, 5%, 11/01/38 ....................................... 1,140,000 1,197,407
Revenue, 2022 A, 5%, 11/01/40 ....................................... 2,500,000 2,598,316
21,120,384
New Mexico 0.6%
City of Farmington ,
a
Public Service Co. of New Mexico, Revenue, 2010 B, Refunding, Mandatory Put,
3.875%, 6/01/29 ................................................. 2,750,000 2,740,326
a
Public Service Co. of New Mexico, Revenue, 2010 E, Refunding, Mandatory Put,
3.875%, 6/01/29 ................................................. 5,000,000 4,982,410
Public Service Co. of New Mexico, Revenue, 2016 B, Refunding, 2.15%, 4/01/33 .. 2,000,000 1,646,362
City of Santa Fe , El Castillo Retirement Residences Obligated Group , Revenue , 2012 ,
5% , 5/15/42 ...................................................... 980,000 944,350
a
New Mexico Mortgage Finance Authority , JLG NM ABQ 2023 LLLP , Revenue , 2023 ,
Mandatory Put , 5% , 9/01/25 .......................................... 1,150,000 1,154,125
11,467,573
New York 9.8%
Albany Capital Resource Corp. ,
Empire Commons Student Housing, Inc., Revenue, 2016 A, Refunding, 5%, 5/01/25 645,000 645,000
Empire Commons Student Housing, Inc., Revenue, 2016 A, Refunding, 5%, 5/01/26 400,000 404,122
Build NYC Resource Corp. ,
Classical Charter School, Inc., Revenue, 2023 A, 4%, 6/15/33 ................ 970,000 947,980
b
East Harlem Scholars Academy Charter School Obligated Group, Revenue, 144A,
2022, 5%, 6/01/32 ................................................ 375,000 378,730
Global Community Charter School, Revenue, 2022 A, 4%, 6/15/32 ............. 500,000 459,597
Grand Concourse Acadmey Charter School, Revenue, 2022 A, 3.4%, 7/01/27 .... 190,000 187,756

Putnam Tax-Free Income Trust
Schedule of Investments (unaudited)
Putnam Strategic Intermediate Municipal Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
Build NYC Resource Corp., (continued)
b
Unity Preparatory Charter School of Brooklyn, Revenue, 144A, 2023 A, 5%, 6/15/33 $ 665,000 $ 686,682
City of New York ,
GO, 2017 A-1, 5%, 8/01/38 .......................................... 1,500,000 1,513,296
GO, 2024 D, 5.25%, 4/01/47 ......................................... 16,325,000 17,286,508
GO, 2024 D, 5.5%, 4/01/48 .......................................... 17,025,000 18,413,277
GO, 2025 C-1, 5.25%, 9/01/45 ........................................ 1,465,000 1,569,148
Dutchess County Local Development Corp. , Culinary Institute of America (The) ,
Revenue , 2018 , Refunding , 5% , 7/01/34 ................................. 500,000 511,708
Empire State Development Corp. , State of New York Sales Tax , Revenue , 2023 A , 5% ,
3/15/44 ......................................................... 5,000,000 5,222,307
Monroe County Industrial Development Corp. , Andrews Terrace Community Partners
LP , Revenue , 2023 A , FNMA Insured , 4.72% , 1/01/44 ....................... 5,000,000 5,017,115
New York City Housing Development Corp. ,
Revenue, 2019 G-1-B, Refunding, 3%, 11/01/44 ........................... 765,000 594,683
Revenue, 2020 I-1, 2.55%, 11/01/45 .................................... 6,255,000 4,254,670
a
Revenue, 2022 F-2-B, FHA Insured, Mandatory Put, 3.4%, 12/22/26 ............ 12,750,000 12,707,711
a
Revenue, 2023 A-2, Mandatory Put, 3.7%, 12/30/27 ........................ 10,000,000 10,007,925
8 Spruce NY Owner LLC, Revenue, 2024, B, Refunding, 6.033%, 12/15/31 ...... 500,000 510,209
8 Spruce NY Owner LLC, Revenue, 2024, E, Refunding, 4.375%, 12/15/31 ...... 1,750,000 1,766,877
8 Spruce NY Owner LLC, Revenue, 2024, F, Refunding, 5.25%, 12/15/31 ........ 7,085,000 7,171,070
New York City Municipal Water Finance Authority ,
New York City Water & Sewer System, Revenue, 2022 EE, Refunding, 5%, 6/15/45 2,730,000 2,838,616
New York City Water & Sewer System, Revenue, 2024 AA-3, Refunding, 5%, 6/15/43 1,800,000 1,898,920
New York City Transitional Finance Authority ,
Building Aid, Revenue, 2015 S-2, 5%, 7/15/40 ............................ 5,745,000 5,745,933
Future Tax Secured, Revenue, 2025 H-1, 5.25%, 11/01/48 ................... 17,650,000 18,758,231
New York Liberty Development Corp. , 7 World Trade Center II LLC , Revenue , 2022 A ,
1 , Refunding , 3% , 9/15/43 ........................................... 7,915,000 6,063,690
New York State Dormitory Authority ,
New York Institute of Technology, Revenue, 2024, 5%, 7/01/37 ................ 345,000 367,340
New York Institute of Technology, Revenue, 2024, 5%, 7/01/38 ................ 650,000 687,872
New York Institute of Technology, Revenue, 2024, 5%, 7/01/39 ................ 1,000,000 1,050,818
New York Institute of Technology, Revenue, 2024, 5%, 7/01/41 ................ 685,000 708,869
New York Institute of Technology, Revenue, 2024, 5%, 7/01/42 ................ 870,000 896,134
NYU Langone Hospitals Obligated Group, Revenue, 2020 A, 4%, 7/01/53 ....... 10,000,000 8,567,941
State of New York Personal Income Tax, Revenue, 2020 A, Refunding, 3%, 3/15/39 7,915,000 6,711,377
State of New York Sales Tax, Revenue, 2018 E, Refunding, 5%, 3/15/44 ........ 9,180,000 9,307,401
New York State Energy Research & Development Authority , New York State Electric &
Gas Corp. , Revenue , 2004 C , Refunding , 4% , 4/01/34 ...................... 3,700,000 3,720,413
New York State Housing Finance Agency ,
Revenue, 2016 C, GNMA Insured, 3.05%, 11/01/36 ........................ 1,500,000 1,309,101
Revenue, 2023 C-1, SONYMA HUD SECT 8, 4.5%, 11/01/43 ................. 1,000,000 989,996
a
State of New York Personal Income Tax, Revenue, 2024 A-2, Mandatory Put, 3.35%,
6/15/29 ........................................................ 4,000,000 3,957,690
a
State of New York Personal Income Tax, Revenue, 2024 A-2, Mandatory Put, 3.45%,
12/15/30 ....................................................... 2,480,000 2,448,617
a
West 38TH Street LLC, Revenue, 2014 A, FHLMC Insured, Mandatory Put, 3.57%,
11/01/31 ....................................................... 1,000,000 970,335
New York State Thruway Authority , State of New York Personal Income Tax , Revenue ,
2022 C , 5% , 3/15/53 ............................................... 4,000,000 4,089,457
New York Transportation Development Corp. ,
American Airlines, Inc., Revenue, 2021, Refunding, 2.25%, 8/01/26 ............ 105,000 103,202
Delta Air Lines, Inc., Revenue, 2020, 5%, 10/01/35 ......................... 500,000 507,080
Delta Air Lines, Inc., Revenue, 2023, 5.625%, 4/01/40 ...................... 4,000,000 4,143,059

Putnam Tax-Free Income Trust
Schedule of Investments (unaudited)
Putnam Strategic Intermediate Municipal Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
New York Transportation Development Corp., (continued)
JFK International Air Terminal LLC, Revenue, 2020 A, Refunding, 5%, 12/01/29 ... $ 500,000 $ 520,754
JFK NTO LLC, Revenue, 2023, 5.5%, 6/30/38 ............................ 2,000,000 2,117,965
JFK NTO LLC, Revenue, 2023, 5.5%, 6/30/39 ............................ 1,000,000 1,054,790
JFK NTO LLC, Revenue, 2023, 5.5%, 6/30/40 ............................ 875,000 919,169
JFK NTO LLC, Revenue, 2023, AGMC Insured, 5.5%, 6/30/42 ................ 1,750,000 1,825,575
b
Oneida Indian Nation of New York ,
Revenue, 144A, 2024 A, 8%, 9/01/40 ................................... 2,875,000 2,910,345
Revenue, 144A, 2024 B, 6%, 9/01/43 ................................... 1,700,000 1,804,506
Port Authority of New York & New Jersey ,
Revenue, 197th, Refunding, 5%, 11/15/35 ............................... 5,000,000 5,037,382
f
Revenue, 218th, 5%, 11/01/49 ........................................ 1,535,000 1,528,869
Revenue, 236th, 5%, 1/15/36 ......................................... 1,000,000 1,053,414
Revenue, 236th, 5%, 1/15/37 ......................................... 1,000,000 1,049,240
195,920,472
North Carolina 0.2%
North Carolina Agricultural & Technical State University ,
Revenue, 2023, 5%, 10/01/41 ........................................ 450,000 471,072
Revenue, 2023, 5%, 10/01/42 ........................................ 950,000 990,604
North Carolina Capital Facilities Finance Agency , Campbell University, Inc. , Revenue ,
2021 A , Refunding , 5% , 10/01/26 ...................................... 1,250,000 1,267,648
North Carolina Medical Care Commission ,
Lutheran Services for the Aging, Inc. Obligated Group, Revenue, 2021 C, Refunding,
5%, 3/01/26 .................................................... 440,000 441,876
Lutheran Services for the Aging, Inc. Obligated Group, Revenue, 2021 C, Refunding,
5%, 3/01/27 .................................................... 460,000 464,713
Lutheran Services for the Aging, Inc. Obligated Group, Revenue, 2021 C, Refunding,
5%, 3/01/28 .................................................... 365,000 370,686
Lutheran Services for the Aging, Inc. Obligated Group, Revenue, 2021 C, Refunding,
4%, 3/01/29 .................................................... 755,000 743,640
4,750,239
North Dakota 0.4%
Cass County Joint Water Resource District , Revenue , 2024 A , Refunding , 3.45% ,
4/01/27 ......................................................... 8,000,000 7,956,693
City of Horace , GO , 2024 B , Refunding , 4.85% , 8/01/26 ...................... 750,000 750,521
8,707,214
Ohio 1.7%
Cleveland-Cuyahoga County Port Authority ,
Euclid Avenue Development Corp., Revenue, 2014, Refunding, 5%, 8/01/39 ..... 3,000,000 2,963,734
Playhouse Square Foundation, Revenue, 2018, Refunding, 5%, 12/01/33 ........ 3,460,000 3,505,951
Playhouse Square Foundation, Revenue, 2018, Refunding, 5.25%, 12/01/38 ..... 500,000 504,328
Columbus Metropolitan Housing Authority ,
Revenue, 2024, 4%, 6/01/34 ......................................... 1,400,000 1,346,688
Revenue, 2024, 5%, 6/01/34 ......................................... 3,325,000 3,417,199

Putnam Tax-Free Income Trust
Schedule of Investments (unaudited)
Putnam Strategic Intermediate Municipal Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Ohio (continued)
County of Franklin , Friendship Village of Dublin Obligated Group , Revenue , 2014 ,
Refunding , 5% , 11/15/34 ............................................ $ 700,000 $ 700,021
County of Hamilton , Life Enriching Communities Obligated Group , Revenue , 2016 ,
Refunding , 5% , 1/01/36 ............................................. 3,055,000 3,063,916
County of Scioto , Southern Ohio Medical Center Obligated Group , Revenue , 2016 ,
Refunding , 5% , 2/15/33 ............................................. 500,000 503,592
Dayton-Montgomery County Port Authority , Dayton Regional STEM Schools, Inc. ,
Revenue , 2024 , 5% , 12/01/44 ........................................ 500,000 498,787
a
Ohio Air Quality Development Authority ,
Duke Energy Corp., Revenue, 2022 A, Refunding, Mandatory Put, 4.25%, 6/01/27 . 6,955,000 6,993,304
Duke Energy Corp., Revenue, 2022 B, Refunding, Mandatory Put, 4%, 6/01/27 ... 3,250,000 3,266,022
Ohio Higher Educational Facility Commission ,
Cleveland Institute of Art (The), Revenue, 2018, 5%, 12/01/28 ................ 865,000 856,689
Cleveland Institute of Art (The), Revenue, 2018, 5%, 12/01/33 ................ 1,570,000 1,520,686
Cleveland Institute of Music (The), Revenue, 2022, 5%, 12/01/32 .............. 600,000 623,606
John Carroll University, Revenue, 2020, 5%, 10/01/25 ...................... 220,000 220,801
John Carroll University, Revenue, 2020, 5%, 10/01/28 ...................... 370,000 379,840
Port of Greater Cincinnati Development Authority ,
Revenue, 2024 C, Refunding, AGMC Insured, 5.25%, 12/01/48 ............... 400,000 416,765
Revenue, 2024 C, Refunding, AGMC Insured, 5.25%, 12/01/53 ............... 525,000 540,758
Revenue, Senior Lien, 2024 A, Refunding, 5%, 12/01/48 .................... 825,000 853,290
Revenue, Senior Lien, 2024 A, Refunding, 5%, 12/01/53 .................... 800,000 812,372
b
City of Cincinnati Assigned City Residual Funds, Revenue, 144A, 2021, 4.25%,
12/01/50 ....................................................... 690,000 630,494
State of Ohio ,
Premier Health Partners Obligated Group, Revenue, 2020, Refunding, 5%, 11/15/26 285,000 289,745
Premier Health Partners Obligated Group, Revenue, 2020, Refunding, 5%, 11/15/27 240,000 246,019
34,154,607
Oklahoma 0.0%
†
Tulsa Industrial Authority , University of Tulsa (The) , Revenue , 2017 , Refunding , 5% ,
10/01/25 ........................................................ 1,000,000 999,529
Oregon 0.2%
City of Keizer , Special Assessment , 2008 , 5.2% , 6/01/31 ...................... 160,000 160,917
Port of Portland ,
Airport, Revenue, 24 B, 5%, 7/01/33 .................................... 2,000,000 2,025,480
Airport, Revenue, 25 B, 5%, 7/01/39 .................................... 1,350,000 1,373,154
3,559,551
Others 1.3%
d
FHLMC, Multi-family ML Pass-Through Certificates ,
Revenue, FRN, 2024-ML26, 3.157%, 12/25/38 ............................ 22,907,363 19,839,454
Revenue, FRN, 2024-ML25, ACA, 3.199%, 11/25/38 ....................... 4,374,208 4,100,933
b
FHLMC, Multi-family VRD Certificates , 144A, 2019-ML48 , A , 3.15% , 1/15/36 ....... 2,990,000 2,755,614
26,696,001
Pennsylvania 3.1%
Allegheny County Airport Authority ,
Revenue, 2021 A, 5%, 1/01/34 ........................................ 2,330,000 2,435,825
Revenue, 2021 A, 5%, 1/01/35 ........................................ 8,155,000 8,496,158
Revenue, 2023 A, AGMC Insured, 5.5%, 1/01/41 .......................... 1,000,000 1,067,480
Revenue, 2023 A, AGMC Insured, 5.5%, 1/01/42 .......................... 1,000,000 1,061,244
Revenue, 2023 A, AGMC Insured, 5.5%, 1/01/43 .......................... 1,500,000 1,584,110

Putnam Tax-Free Income Trust
Schedule of Investments (unaudited)
Putnam Strategic Intermediate Municipal Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Pennsylvania (continued)
Chester County Industrial Development Authority ,
Avon Grove Charter School, Revenue, 2024, 5%, 3/01/27 ................... $ 3,600,000 $ 3,645,307
University Student Housing LLC, Revenue, 2013 A, 5%, 8/01/45 ............... 750,000 683,232
Crawford County Industrial Development Authority ,
Allegheny College, Revenue, 2016, Refunding, 5%, 5/01/28 .................. 1,370,000 1,380,592
Allegheny College, Revenue, 2016, Refunding, 5%, 5/01/29 .................. 1,440,000 1,449,411
Allegheny College, Revenue, 2016, Refunding, 5%, 5/01/30 .................. 1,510,000 1,518,385
Allegheny College, Revenue, 2016, Refunding, 5%, 5/01/31 .................. 1,465,000 1,471,920
Dallas Area Municipal Authority , Misericordia University , Revenue , 2014 , Refunding ,
5% , 5/01/29 ...................................................... 300,000 299,984
Lancaster Industrial Development Authority , Landis Homes Obligated Group , Revenue ,
2021 , Refunding , 4% , 7/01/46 ........................................ 675,000 559,306
Lehigh County Industrial Development Authority , Seven Generations Charter School ,
Revenue , 2021 A , 4% , 5/01/41 ........................................ 1,775,000 1,490,630
Pennsylvania Economic Development Financing Authority ,
Commonwealth of Pennsylvania Motor License Fund, Revenue, 2022, 5.25%,
6/30/35 ........................................................ 2,030,000 2,160,638
Commonwealth of Pennsylvania Motor License Fund, Revenue, 2022, 5.25%,
6/30/36 ........................................................ 1,650,000 1,745,691
PA Bridges Finco LP, Revenue, 2015, 5%, 12/31/34 ........................ 16,800,000 16,894,612
Philadelphia Water Department, Revenue, 2020, Refunding, 4%, 1/01/29 ........ 725,000 728,062
Philadelphia Water Department, Revenue, 2020, Refunding, 4%, 1/01/30 ........ 115,000 115,470
Philadelphia Water Department, Revenue, 2020, Refunding, 4%, 1/01/31 ........ 165,000 165,466
Philadelphia Water Department, Revenue, 2020, Refunding, 4%, 1/01/32 ........ 540,000 540,292
Pennsylvania Higher Educational Facilities Authority ,
Drexel University, Revenue, 2017, Refunding, 5%, 5/01/30 ................... 795,000 812,292
Drexel University, Revenue, 2017, Refunding, 5%, 5/01/31 ................... 705,000 719,234
Philadelphia Authority for Industrial Development ,
MaST Community Charter School II, Revenue, 2020 A, 5%, 8/01/40 ............ 935,000 933,906
St. Joseph's University, Revenue, 2017, 5%, 11/01/47 ...................... 3,000,000 2,971,107
b,h
University of the Arts (The), Revenue, 144A, 2017, 4.5%, 3/15/29 .............. 1,610,981 1,256,565
b,h
University of the Arts (The), Revenue, 144A, 2017, 5%, 3/15/45 ............... 5,452,551 4,252,990
Southeastern Pennsylvania Transportation Authority , Revenue , 2022 , 5.25% , 6/01/40 1,250,000 1,347,992
61,787,901
Rhode Island 0.1%
Rhode Island Health and Educational Building Corp. ,
Lifespan Obligated Group, Revenue, 2016, Refunding, 5%, 5/15/26 ............ 580,000 587,492
Lifespan Obligated Group, Revenue, 2016, Refunding, 5%, 5/15/33 ............ 365,000 367,238
Tobacco Settlement Financing Corp. , Revenue , 2015 B , Refunding , 5% , 6/01/50 .... 1,000,000 999,956
1,954,686
South Carolina 2.2%
South Carolina Jobs-Economic Development Authority ,
a
Revenue, 2025, FHLMC Insured, Mandatory Put, 4%, 3/01/35 ................ 5,000,000 4,766,714
Beaufort Memorial Hospital Obligated Group, Revenue, 2024, 5%, 11/15/27 ...... 250,000 255,542
Beaufort Memorial Hospital Obligated Group, Revenue, 2024, 5%, 11/15/28 ...... 250,000 256,840
Beaufort Memorial Hospital Obligated Group, Revenue, 2024, 5%, 11/15/29 ...... 200,000 206,152
Beaufort Memorial Hospital Obligated Group, Revenue, 2024, 5%, 11/15/30 ...... 225,000 232,576
Beaufort Memorial Hospital Obligated Group, Revenue, 2024, 5%, 11/15/31 ...... 250,000 258,687
Beaufort Memorial Hospital Obligated Group, Revenue, 2024, 5.25%, 11/15/39 ... 800,000 828,684
g
Bon Secours Mercy Health, Inc., Revenue, 2025 A, 5.25%, 11/01/44 ............ 3,300,000 3,437,973
Novant Health Obligated Group, Revenue, 2024 A, 5.5%, 11/01/46 ............. 9,500,000 10,211,090
Novant Health Obligated Group, Revenue, 2024 A, 5.5%, 11/01/54 ............. 5,000,000 5,329,711

Putnam Tax-Free Income Trust
Schedule of Investments (unaudited)
Putnam Strategic Intermediate Municipal Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
South Carolina (continued)
South Carolina Public Service Authority ,
Revenue, 2016 A, Refunding, 5%, 12/01/36 .............................. $ 1,500,000 $ 1,501,359
Revenue, 2016 A, Refunding, 5%, 12/01/37 .............................. 3,435,000 3,435,443
Revenue, 2016 B, Refunding, 5%, 12/01/37 .............................. 500,000 500,479
Revenue, 2025 A, 5%, 12/01/44 ....................................... 3,750,000 3,800,486
Revenue, 2025 B, Refunding, 5%, 12/01/44 .............................. 1,500,000 1,520,195
Revenue, 2025 B, Refunding, 5%, 12/01/46 .............................. 1,000,000 1,005,618
Revenue, 2025 B, Refunding, 5%, 12/01/47 .............................. 1,000,000 1,005,288
Revenue, 2025 B, Refunding, 5%, 12/01/48 .............................. 3,500,000 3,517,843
South Carolina Transportation Infrastructure Bank , Revenue , 2016 A , Refunding , 3% ,
10/01/36 ........................................................ 1,740,000 1,558,224
43,628,904
Tennessee 2.8%
Knox County Health Educational & Housing Facility Board ,
Revenue, 2024 B-1, BAM Insured, 5%, 7/01/44 ........................... 2,200,000 2,254,806
Provident Group - UTK Properties LLC, Revenue, 2024 A-1, BAM Insured, 5%,
7/01/36 ........................................................ 450,000 480,700
Provident Group - UTK Properties LLC, Revenue, 2024 A-1, BAM Insured, 5%,
7/01/38 ........................................................ 425,000 451,418
Provident Group - UTK Properties LLC, Revenue, 2024 A-1, BAM Insured, 5%,
7/01/39 ........................................................ 450,000 472,680
Provident Group - UTK Properties LLC, Revenue, 2024 A-1, BAM Insured, 5%,
7/01/40 ........................................................ 425,000 443,189
Provident Group - UTK Properties LLC, Revenue, 2024 A-1, BAM Insured, 5%,
7/01/41 ........................................................ 825,000 854,568
Provident Group - UTK Properties LLC, Revenue, 2024 A-1, BAM Insured, 5%,
7/01/42 ........................................................ 1,100,000 1,134,599
Provident Group - UTK Properties LLC, Revenue, 2024 A-1, BAM Insured, 5%,
7/01/43 ........................................................ 550,000 565,106
Provident Group - UTK Properties LLC, Revenue, 2024 A-1, BAM Insured, 5%,
7/01/44 ........................................................ 625,000 640,570
Village at Inskip LP, Revenue, 2023 A, FNMA Insured, 4.625%, 12/01/43 ........ 1,850,000 1,841,655
Metropolitan Government Nashville & Davidson County Health & Educational Facilities
Board ,
Trevecca Nazarene University, Revenue, 2019, Refunding, 5%, 10/01/34 ........ 450,000 459,781
Vanderbilt University Medical Center Obligated Group, Revenue, 2024 A, 5%,
7/01/29 ........................................................ 10,000,000 10,583,613
Metropolitan Nashville Airport Authority (The) ,
Revenue, 2019 B, 5%, 7/01/33 ........................................ 1,000,000 1,043,031
Revenue, 2022 B, 5.5%, 7/01/36 ...................................... 650,000 710,563
Revenue, 2022 B, 5.5%, 7/01/37 ...................................... 875,000 951,313
a
Tennergy Corp. , Revenue , 2021 A , Mandatory Put , 4% , 9/01/28 ................. 13,175,000 13,151,526
a
Tennessee Energy Acquisition Corp. , Revenue , 2021 A , Mandatory Put , 5% , 11/01/31 12,865,000 13,417,327
a
Tennessee Housing Development Agency , Revenue , 2024-3B , Refunding , Mandatory
Put , 3.5% , 10/01/25 ................................................ 6,000,000 5,995,520
55,451,965
Texas 10.6%
Arlington Higher Education Finance Corp. ,
b
BASIS Texas Charter Schools, Inc., Revenue, 144A, 2024, 4.125%, 6/15/34 ...... 770,000 748,161
b
BASIS Texas Charter Schools, Inc., Revenue, 144A, 2024, 4.25%, 6/15/39 ....... 1,075,000 1,011,600
b
BASIS Texas Charter Schools, Inc., Revenue, 144A, 2024, 4.5%, 6/15/44 ........ 830,000 764,326
b
Magellan School (The), Revenue, 144A, 2022, 5.5%, 6/01/32 ................. 1,245,000 1,274,272
Uplift Education, Revenue, 2017 A, Refunding, PSF Guaranty, 4%, 12/01/32 ..... 375,000 376,067

Putnam Tax-Free Income Trust
Schedule of Investments (unaudited)
Putnam Strategic Intermediate Municipal Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
Austin Community College District , GO , 2021 , 3% , 8/01/35 .................... $ 1,350,000 $ 1,207,921
Austin-Bergstrom Landhost Enterprises, Inc. ,
Revenue, 2017, Refunding, 5%, 10/01/33 ................................ 400,000 404,251
Revenue, 2017, Refunding, 5%, 10/01/36 ................................ 1,485,000 1,489,017
City of Austin , Airport System , Revenue , 2019 B , 5% , 11/15/44 ................. 5,000,000 5,016,138
b,g
City of Balch Springs , Public Improvement District No. 1 , Special Assessment , 144A,
2025 , 5.875% , 9/15/54 .............................................. 695,000 696,934
b
City of Bastrop , Valverde Public Improvement District Improvement Area No. 1 , Special
Assessment , 144A, 2025 , 5.625% , 9/01/55 ............................... 898,000 864,807
City of Corpus Christi , Utility System , Revenue, Junior Lien , 2015 C , 5% , 7/15/40 ... 3,050,000 3,052,019
b
City of Crandall , River Ridge Public Improvement District Improvement Area No. 2 ,
Special Assessment , 144A, 2025 , 4.5% , 9/15/35 .......................... 425,000 406,796
City of Galveston ,
Wharves & Terminal, Revenue, First Lien, 2024 A, 5.25%, 8/01/37 ............. 1,250,000 1,312,947
Wharves & Terminal, Revenue, First Lien, 2024 A, 5.25%, 8/01/38 ............. 1,650,000 1,728,361
Wharves & Terminal, Revenue, First Lien, 2024 B, 5.25%, 8/01/43 ............. 400,000 418,997
Wharves & Terminal, Revenue, First Lien, 2024 B, 5.25%, 8/01/44 ............. 500,000 522,791
City of Houston , Airport System , Revenue, Sub. Lien , 2020 A , Refunding , 4% , 7/01/35 1,500,000 1,462,405
City of Houston Airport System , United Airlines, Inc. , Revenue , 2024 B , 5.25% , 7/15/33 4,000,000 4,055,976
b
City of Princeton ,
Eastridge Public Improvement District Improvement Area No. 4, Special Assessment,
144A, 2025, 4.6%, 9/01/35 ......................................... 300,000 291,360
Eastridge Public Improvement District Improvement Area No. 4, Special Assessment,
144A, 2025, 5.375%, 9/01/45 ....................................... 503,000 480,899
Eastridge Public Improvement District Improvement Area No. 4, Special Assessment,
144A, 2025, 5.625%, 9/01/55 ....................................... 925,000 882,028
Westridge Public Improvement District Improvement Area No. 1, Special Assessment,
144A, 2025, 5.625%, 9/01/55 ....................................... 565,000 538,753
City of San Antonio ,
GO, 2024, 5%, 2/01/42 ............................................. 4,000,000 4,237,809
GO, 2024, 5%, 2/01/43 ............................................. 2,500,000 2,635,160
GO, 2024, 5%, 2/01/44 ............................................. 3,500,000 3,673,580
Electric & Gas Systems, Revenue, 2023 A, Refunding, 5.5%, 2/01/50 ........... 5,000,000 5,348,166
Electric & Gas Systems, Revenue, 2024 D, Refunding, 5%, 2/01/42 ............ 7,750,000 8,194,347
Electric & Gas Systems, Revenue, 2024 D, Refunding, 5%, 2/01/43 ............ 8,000,000 8,420,821
Electric & Gas Systems, Revenue, 2024 E, Refunding, 5%, 2/01/44 ............ 5,080,000 5,327,730
Clifton Higher Education Finance Corp. ,
Braination, Inc., Revenue, 2024, PSF Guaranty, 5.25%, 8/15/44 ............... 750,000 783,604
Braination, Inc., Revenue, 2024, PSF Guaranty, 5.25%, 8/15/49 ............... 2,000,000 2,067,198
International Leadership of Texas, Inc., Revenue, 2018 D, 5.25%, 8/15/27 ....... 3,890,000 3,889,520
International Leadership of Texas, Inc., Revenue, 2021, PSF Guaranty, 3%, 8/15/39 1,560,000 1,260,195
International Leadership of Texas, Inc., Revenue, 2024 A, Refunding, PSF Guaranty,
5%, 8/15/37 .................................................... 1,000,000 1,078,311
International Leadership of Texas, Inc., Revenue, 2024 A, Refunding, PSF Guaranty,
5%, 8/15/38 .................................................... 900,000 967,190
International Leadership of Texas, Inc., Revenue, 2024 A, Refunding, PSF Guaranty,
5%, 8/15/39 .................................................... 1,000,000 1,069,640
YES Prep Public Schools, Inc., Revenue, 2023, PSF Guaranty, 5%, 4/01/36 ...... 560,000 595,956
YES Prep Public Schools, Inc., Revenue, 2023, PSF Guaranty, 5%, 4/01/38 ...... 265,000 279,603
YES Prep Public Schools, Inc., Revenue, 2023, PSF Guaranty, 4%, 4/01/43 ...... 1,650,000 1,549,895

Putnam Tax-Free Income Trust
Schedule of Investments (unaudited)
Putnam Strategic Intermediate Municipal Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
b
County of Denton , Green Meadows Public Improvement District Improvement Area No.
1 , Special Assessment , 144A, 2025 , 5.375% , 12/31/45 ...................... $ 1,660,000 $ 1,556,764
Danbury Higher Education Authority, Inc. , Ser-Ninos, Inc. , Revenue , 2020 A ,
Refunding , PSF Guaranty , 4% , 8/15/41 ................................. 2,080,000 1,974,887
Fort Bend Grand Parkway Toll Road Authority ,
Revenue, Sub. Lien, 2021, 3%, 3/01/38 ................................. 1,205,000 1,039,777
Revenue, Sub. Lien, 2021, 3%, 3/01/39 ................................. 1,245,000 1,059,519
a
Fort Bend Independent School District , GO , 2021 B , Refunding , PSF Guaranty ,
Mandatory Put , 0.72% , 8/01/26 ....................................... 820,000 786,157
f
Grand Parkway Transportation Corp. , Revenue , 2018 A , 5% , 10/01/48 ........... 12,000,000 12,142,996
Harris County Cultural Education Facilities Finance Corp. , YMCA of the Greater
Houston Area , Revenue , 2013 A , Refunding , 5% , 6/01/38 .................... 500,000 447,941
a
Harris County Industrial Development Corp. , Energy Transfer LP , Revenue , 2023 ,
Refunding , Mandatory Put , 4.05% , 6/01/33 ............................... 2,500,000 2,469,393
a
Houston Housing Finance Corp. , Summerdale Apartments LP , Revenue , 2023 ,
Mandatory Put , 5% , 8/01/26 .......................................... 3,000,000 3,048,600
a
Houston Independent School District , GO , 2014 A-2 , PSF Guaranty , Mandatory Put ,
3.5% , 6/01/25 .................................................... 3,250,000 3,248,266
Hutto Independent School District , GO , 2023 , PSF Guaranty , 5% , 8/01/42 ......... 1,000,000 1,060,696
Lake Houston Redevelopment Authority ,
City of Houston Reinvestment Zone No. 10, Revenue, 2021, Refunding, 5%, 9/01/25 100,000 100,136
City of Houston Reinvestment Zone No. 10, Revenue, 2021, Refunding, 5%, 9/01/26 125,000 126,305
City of Houston Reinvestment Zone No. 10, Revenue, 2021, Refunding, 5%, 9/01/28 150,000 153,345
City of Houston Reinvestment Zone No. 10, Revenue, 2021, Refunding, 5%, 9/01/29 175,000 179,517
City of Houston Reinvestment Zone No. 10, Revenue, 2021, Refunding, 5%, 9/01/30 200,000 205,690
City of Houston Reinvestment Zone No. 10, Revenue, 2021, Refunding, 5%, 9/01/31 200,000 205,993
City of Houston Reinvestment Zone No. 10, Revenue, 2021, Refunding, 4%, 9/01/32 150,000 144,042
City of Houston Reinvestment Zone No. 10, Revenue, 2021, Refunding, 4%, 9/01/33 150,000 142,335
Lewisville Independent School District , GO , 2019 , PSF Guaranty , 3% , 8/15/39 ...... 1,000,000 829,415
Lower Colorado River Authority ,
Revenue, 2022, Refunding, AGMC Insured, 4%, 5/15/40 .................... 5,000,000 4,799,626
a
Revenue, 2023 B, Refunding, Mandatory Put, 5%, 5/15/28 ................... 2,500,000 2,585,155
Melissa Independent School District ,
GO, 2024, PSF Guaranty, 5%, 2/01/41 .................................. 500,000 534,305
GO, 2024, PSF Guaranty, 5%, 2/01/42 .................................. 750,000 794,728
GO, 2024, PSF Guaranty, 5%, 2/01/43 .................................. 750,000 788,971
GO, 2024, PSF Guaranty, 5%, 2/01/44 .................................. 500,000 522,591
New Caney Independent School District , GO , 2023 , Refunding , PSF Guaranty , 5% ,
2/15/48 ......................................................... 23,000,000 23,674,309
New Hope Cultural Education Facilities Finance Corp. ,
CHF-Collegiate Housing College Station I LLC, Revenue, 2014 A, 5%, 4/01/29 .... 1,795,000 1,795,843
CHF-Collegiate Housing Denton LLC, Revenue, 2018 B-1, AGMC Insured, 5%,
7/01/38 ........................................................ 860,000 872,675
North Texas Tollway Authority ,
Revenue, First Tier, 2024 A, Refunding, 5%, 1/01/43 ....................... 625,000 654,865
Revenue, First Tier, 2024 A, Refunding, 5.25%, 1/01/44 ..................... 2,500,000 2,657,291
Revenue, First Tier, 2024 A, Refunding, 5%, 1/01/45 ....................... 3,125,000 3,261,978
Princeton Independent School District , GO , 2023 , PSF Guaranty , 5% , 2/15/40 ...... 1,000,000 1,067,606
a
Prosper Independent School District , GO , 2019 B , PSF Guaranty , Mandatory Put , 4% ,
8/15/26 ......................................................... 2,000,000 2,010,110
Red Oak Independent School District ,
GO, 2023, PSF Guaranty, 5%, 2/15/42 .................................. 2,685,000 2,848,361
GO, 2023, PSF Guaranty, 5%, 2/15/43 .................................. 1,980,000 2,088,918
Royse City Independent School District ,
GO, 2023, PSF Guaranty, 5%, 2/15/41 .................................. 1,000,000 1,060,105

Putnam Tax-Free Income Trust
Schedule of Investments (unaudited)
Putnam Strategic Intermediate Municipal Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Texas (continued)
Royse City Independent School District, (continued)
GO, 2023, PSF Guaranty, 5%, 2/15/42 .................................. $ 1,450,000 $ 1,527,772
GO, 2023, PSF Guaranty, 5%, 2/15/43 .................................. 1,000,000 1,048,135
SA Energy Acquisition Public Facility Corp. , Revenue , 2007 , 5.5% , 8/01/25 ........ 1,000,000 1,003,437
San Antonio Housing Trust Public Facility Corp. , Brooks Family Apartments LP ,
Revenue , 2024 A , FNMA Insured , 4.55% , 3/01/43 ......................... 7,350,000 7,303,489
State of Texas , GO , 2017 , 3% , 8/01/34 ................................... 2,255,000 2,002,748
Tarrant County Cultural Education Facilities Finance Corp. ,
Buckner Retirement Services, Inc. Obligated Group, Revenue, 2016 A, Refunding,
5%, 11/15/37 ................................................... 1,980,000 1,983,745
Buckner Retirement Services, Inc. Obligated Group, Revenue, 2017, Refunding, 5%,
11/15/37 ....................................................... 2,360,000 2,367,223
Texas Health Resources Obligated Group, Revenue, 2016 A, Refunding, 5%, 2/15/41 7,445,000 7,489,290
b,c
Texas Community Housing & Economic Development Corp. , Agape Helotes, Inc. ,
Revenue, Senior Lien , 144A, 2025 A-1 , 6.25% , 1/01/65 ..................... 4,250,000 3,926,126
Texas Department of Housing & Community Affairs , THF Oaks on Lamar LP , Revenue ,
2018 , FNMA Insured , 3.55% , 9/01/34 ................................... 2,744,321 2,569,023
a
Texas Municipal Gas Acquisition & Supply Corp. IV , Revenue , 2023 B , Mandatory Put ,
5.5% , 1/01/34 .................................................... 8,000,000 8,593,814
Texas Public Finance Authority ,
Texas Southern University, Revenue, 2023, BAM Insured, 5.25%, 5/01/37 ....... 300,000 318,145
Texas Southern University, Revenue, 2023, BAM Insured, 5.25%, 5/01/38 ....... 300,000 316,752
Texas Southern University, Revenue, 2023, BAM Insured, 5.25%, 5/01/39 ....... 500,000 524,409
a
Texas State Affordable Housing Corp. ,
Eden Court Senior Housing LP, Revenue, 2023, Mandatory Put, 5%, 4/01/26 ..... 2,100,000 2,110,957
FC Juniper Creek Housing LP, Revenue, 2023, Mandatory Put, 3.75%, 7/01/26 ... 2,550,000 2,560,311
b
Town of Providence Village , Foree Ranch Public Improvement District Improvement
Area No. 2 , Special Assessment , 144A, 2025 , 4.5% , 9/01/35 ................. 413,000 397,250
g
Town of Trophy Club ,
Public Improvement District No. 1, Special Assessment, 2025, Refunding, 5%,
9/01/30 ........................................................ 264,000 273,319
Public Improvement District No. 1, Special Assessment, 2025, Refunding, 5%,
9/01/32 ........................................................ 250,000 259,753
Uptown Development Authority , City of Houston Reinvestment Zone No. 16 , Tax
Allocation , 2021 , Refunding , 3% , 9/01/38 ................................ 1,785,000 1,397,696
211,298,156
Utah 1.4%
City of Salt Lake City ,
Airport, Revenue, 2023 A, 5%, 7/01/27 .................................. 950,000 977,788
Airport, Revenue, 2023 A, 5%, 7/01/28 .................................. 750,000 779,582
Airport, Revenue, 2023 A, 5%, 7/01/32 .................................. 2,000,000 2,134,768
Airport, Revenue, 2023 A, 5%, 7/01/34 .................................. 2,000,000 2,120,813
Airport, Revenue, 2023 A, 5.25%, 7/01/40 ............................... 8,160,000 8,550,954
b
MIDA Mountain Village Public Infrastructure District , Military Recreation Facilities
Project Area , Tax Allocation , 144A, 2024-2 , 5.5% , 6/15/39 ................... 1,000,000 987,332
Utah Charter School Finance Authority , Utah Charter Academies , Revenue , 2018 , UT
CSCE Insured , 5% , 10/15/30 ......................................... 575,000 590,509
Utah Infrastructure Agency ,
Revenue, 2017 A, Refunding, 5%, 10/15/32 .............................. 2,165,000 2,207,578
Revenue, 2017 A, Refunding, 5%, 10/15/34 .............................. 1,380,000 1,403,384
Revenue, 2019, 5%, 10/15/27 ........................................ 1,000,000 1,024,996
Revenue, 2019, 5%, 10/15/29 ........................................ 1,300,000 1,350,280
Revenue, 2021, 3%, 10/15/26 ........................................ 500,000 493,434
Revenue, 2021, 4%, 10/15/28 ........................................ 900,000 892,973

Putnam Tax-Free Income Trust
Schedule of Investments (unaudited)
Putnam Strategic Intermediate Municipal Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Utah (continued)
Utah Infrastructure Agency, (continued)
Revenue, 2021, 4%, 10/15/29 ........................................ $ 600,000 $ 593,427
Revenue, 2021, 4%, 10/15/31 ........................................ 460,000 450,699
Revenue, 2021, 4%, 10/15/36 ........................................ 400,000 374,658
Revenue, 2022, 5%, 10/15/27 ........................................ 550,000 563,359
Revenue, 2023, 5.25%, 10/15/35 ...................................... 1,300,000 1,388,761
Revenue, 2023, 5.625%, 10/15/38 ..................................... 1,000,000 1,083,382
27,968,677
Vermont 0.2%
Vermont Educational & Health Buildings Financing Agency ,
Champlain College, Inc., Revenue, 2016 A, Refunding, 5%, 10/15/27 ........... 760,000 758,606
Champlain College, Inc., Revenue, 2016 A, Refunding, 5%, 10/15/28 ........... 1,875,000 1,866,902
Champlain College, Inc., Revenue, 2016 A, Refunding, 5%, 10/15/29 ........... 900,000 892,765
Champlain College, Inc., Revenue, 2016 A, Refunding, 5%, 10/15/30 ........... 500,000 493,712
4,011,985
Virgin Islands 0.1%
Matching Fund Special Purpose Securitization Corp. ,
United States Virgin Islands Federal Excise Tax, Revenue, 2022 A, Refunding, 5%,
10/01/27 ....................................................... 515,000 526,285
United States Virgin Islands Federal Excise Tax, Revenue, 2022 A, Refunding, 5%,
10/01/30 ....................................................... 1,000,000 1,031,704
1,557,989
Virginia 0.4%
Isle Wight County Industrial Development Authority ,
Riverside Healthcare Association Obligated Group, Revenue, 2023, AGMC Insured,
5%, 7/01/37 .................................................... 500,000 535,547
Riverside Healthcare Association Obligated Group, Revenue, 2023, AGMC Insured,
5%, 7/01/38 .................................................... 600,000 639,943
Riverside Healthcare Association Obligated Group, Revenue, 2023, AGMC Insured,
5.25%, 7/01/43 .................................................. 2,750,000 2,960,846
James City County Economic Development Authority ,
Williamsburg Landing, Inc. Obligated Group, Revenue, 2024 C-1, 5.75%, 12/01/28 . 640,000 640,119
Williamsburg Landing, Inc. Obligated Group, Revenue, 2024 C-2, 5.5%, 12/01/28 .. 1,100,000 1,100,215
Virginia Small Business Financing Authority ,
National Senior Communities, Inc. Obligated Group, Revenue, 2020 A, Refunding,
5%, 1/01/27 .................................................... 320,000 326,153
National Senior Communities, Inc. Obligated Group, Revenue, 2020 A, Refunding,
5%, 1/01/29 .................................................... 590,000 612,473
a
Pure Salmon Virginia LLC, Revenue, 2022, Mandatory Put, 4%, 11/20/25 ........ 2,000,000 1,999,805
8,815,101
Washington 2.4%
a
City of Seattle , Municipal Light & Power , Revenue , 2021 B , Refunding , Mandatory Put ,
3.87% , ( SIFMA Municipal Swap Index + 0.25% ), 11/01/26 ................... 750,000 740,839
Grays Harbor County Public Hospital District No. 1 ,
Revenue, 2023, Refunding, 5.75%, 12/01/25 ............................. 625,000 626,815
Revenue, 2023, Refunding, 5.75%, 12/01/27 ............................. 695,000 717,778
Revenue, 2023, Refunding, 6.75%, 12/01/44 ............................. 6,420,000 7,069,252
King County Housing Authority ,
Revenue, 2008, 5.5%, 5/01/38 ........................................ 2,500,000 2,503,214
Revenue, 2020, Refunding, 3%, 6/01/40 ................................. 1,565,000 1,228,806

Putnam Tax-Free Income Trust
Schedule of Investments (unaudited)
Putnam Strategic Intermediate Municipal Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Washington (continued)
Port of Seattle ,
Revenue, 2018 B, 5%, 5/01/27 ........................................ $ 1,100,000 $ 1,129,922
Revenue, 2022 B, Refunding, 5%, 8/01/40 ............................... 1,750,000 1,805,068
Skagit County Public Hospital District No. 1 ,
Revenue, 2024, 5.5%, 12/01/38 ....................................... 885,000 941,825
Revenue, 2024, 5.5%, 12/01/40 ....................................... 1,000,000 1,050,858
Revenue, 2024, 5.5%, 12/01/41 ....................................... 775,000 808,861
Revenue, 2024, 5.5%, 12/01/42 ....................................... 875,000 909,279
State of Washington ,
GO, 2021 C, 5%, 2/01/41 ............................................ 3,860,000 4,057,669
GO, 2024 A, 5%, 8/01/44 ............................................ 5,070,000 5,324,396
Washington Health Care Facilities Authority , CommonSpirit Health Obligated Group ,
Revenue , 2019 A-2 , Refunding , 5% , 8/01/44 ............................. 1,140,000 1,131,421
Washington State Housing Finance Commission ,
Revenue, 2021-1, A, 3.5%, 12/20/35 ................................... 6,517,677 6,005,210
Revenue, 2023-1, A, 3.375%, 4/20/37 .................................. 5,625,413 5,070,620
d
Revenue, FRN, 2024-1, A, 3.812%, 3/20/40 .............................. 2,891,334 2,661,806
Eastside Retirement Association Obligated Group, Revenue, 2023 A, Refunding, 5%,
7/01/38 ........................................................ 1,580,000 1,631,002
b
Seattle Academy of Arts & Sciences, Revenue, 144A, 2023, Refunding, 5.125%,
7/01/33 ........................................................ 735,000 776,938
b
Seattle Academy of Arts & Sciences, Revenue, 144A, 2023, Refunding, 6.375%,
7/01/63 ........................................................ 1,820,000 1,960,356
48,151,935
West Virginia 0.3%
West Virginia Hospital Finance Authority ,
Vandalia Health, Inc. Obligated Group, Revenue, 2023 B, Refunding, 5.75%, 9/01/41 2,000,000 2,140,370
Vandalia Health, Inc. Obligated Group, Revenue, 2023 B, Refunding, 5.75%, 9/01/43 3,000,000 3,184,756
5,325,126
Wisconsin 2.9%
Public Finance Authority ,
Beyond Boone LLC, Revenue, 2019 A, AGMC Insured, 5%, 7/01/44 ............ 1,000,000 1,003,437
Beyond Boone LLC, Revenue, 2019 A, AGMC Insured, 5%, 7/01/54 ............ 1,475,000 1,476,314
b
CHF - Manoa LLC, Revenue, Senior Lien, 144A, 2023 A, 5.25%, 7/01/38 ........ 1,000,000 1,035,098
b
CHF - Manoa LLC, Revenue, Senior Lien, 144A, 2023 A, 5.5%, 7/01/43 ......... 1,000,000 1,026,238
b
Dominium Holdings I LLC, Revenue, 144A, 2024-1, B-1, 6.81%, 4/28/36 ........ 2,850,000 2,890,038
a
Duke Energy Progress LLC, Revenue, 2022 A-2, Refunding, Mandatory Put, 3.7%,
10/01/30 ....................................................... 7,000,000 6,933,192
b
Foundation Academy Charter School A NJ Nonprofit Corp., Revenue, 144A, 2024,
5%, 7/01/35 .................................................... 700,000 704,495
b
Foundation Academy Charter School A NJ Nonprofit Corp., Revenue, 144A, 2024,
4.75%, 7/01/45 .................................................. 1,800,000 1,631,583
KSU Bixby Real Estate Foundation LLC, Revenue, 2025 B, 5%, 6/15/30 ......... 200,000 208,535
KSU Bixby Real Estate Foundation LLC, Revenue, 2025 B, 5.25%, 6/15/35 ...... 275,000 291,131
KSU Bixby Real Estate Foundation LLC, Revenue, 2025 B, 5.25%, 6/15/45 ...... 275,000 276,792
KSU Bixby Real Estate Foundation LLC, Revenue, Senior Lien, 2025 A, 5.25%,
6/15/45 ........................................................ 500,000 511,971
KSU Bixby Real Estate Foundation LLC, Revenue, Senior Lien, 2025 A, 5.25%,
6/15/55 ........................................................ 1,250,000 1,259,964
b
Mater Academy of Nevada, Revenue, 144A, 2024 A, 5%, 12/15/34 ............. 825,000 838,572
b
Methodist University, Inc. (The), Revenue, 144A, 2021, Refunding, 4%, 3/01/29 ... 1,780,000 1,678,182
NC A&T Real Estate Foundation LLC, Revenue, 2019 B, 5%, 6/01/27 ........... 880,000 897,385
NC A&T Real Estate Foundation LLC, Revenue, 2019 B, 5%, 6/01/28 ........... 655,000 672,368

Putnam Tax-Free Income Trust
Schedule of Investments (unaudited)
Putnam Strategic Intermediate Municipal Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Wisconsin (continued)
Public Finance Authority, (continued)
b
North Carolina Leadership Charter Academy, Inc., Revenue, 144A, 2019 A, 5%,
6/15/49 ........................................................ $ 1,560,000 $ 1,436,879
b
Roseman University of Health Sciences, Revenue, 144A, 2020, 5%, 4/01/30 ..... 475,000 481,761
b
WFCS Holdings LLC, Revenue, 144A, 2020 A-1, 4.5%, 1/01/35 ............... 1,110,000 1,070,890
Wisconsin Health & Educational Facilities Authority ,
Froedtert ThedaCare Health Obligated Group, Revenue, 2017 A, Refunding, 4%,
4/01/39 ........................................................ 4,225,000 3,957,459
Froedtert ThedaCare Health Obligated Group, Revenue, 2022 A, Refunding, 4%,
4/01/37 ........................................................ 3,930,000 3,831,556
Froedtert ThedaCare Health Obligated Group, Revenue, 2024 A, Refunding, 5%,
4/01/43 ........................................................ 2,000,000 2,082,143
Froedtert ThedaCare Health Obligated Group, Revenue, 2024 A, Refunding, 5%,
4/01/45 ........................................................ 2,500,000 2,577,663
Marshfield Clinic Health System Obligated Group, Revenue, 2024 A, 5.5%, 2/15/54 6,830,000 7,225,781
Milwaukee Regional Medical Center Utility & Infrastructure Obligated Group,
Revenue, 2018, Refunding, 5%, 4/01/44 ............................... 7,890,000 7,877,198
Wisconsin Housing & Economic Development Authority , Home Ownership , Revenue ,
2017 A , GNMA Insured , 2.69% , 7/01/47 ................................. 4,639,696 3,997,445
57,874,070
U.S. Territories 1.2%
District of Columbia 0.5%
District of Columbia ,
Ingleside Presbyterian Retirement Community Obligated Group, Revenue, 2017 A,
5%, 7/01/37 .................................................... 1,200,000 1,199,405
KIPP DC Obligated Group, Revenue, 2017 A, Refunding, 5%, 7/01/48 .......... 1,250,000 1,237,279
Latin American Montessori Bilingual Public Charter School Obligated Group,
Revenue, 2020, Refunding, 4%, 6/01/30 ............................... 1,745,000 1,687,920
Metropolitan Washington Airports Authority ,
Aviation, Revenue, 2018 A, Refunding, 5%, 10/01/35 ....................... 3,000,000 3,063,058
Aviation, Revenue, 2019 A, Refunding, 5%, 10/01/31 ....................... 1,000,000 1,045,625
Aviation, Revenue, 2022 A, Refunding, 5%, 10/01/30 ....................... 910,000 966,794
f
Dulles Toll Road, Revenue, Sub. Lien, 2019 B, Refunding, 4%, 10/01/44 ........ 665,000 598,329
f
Dulles Toll Road, Revenue, Sub. Lien, 2019 B, Refunding, 4%, 10/01/53 ........ 660,000 555,356
10,353,766
Guam 0.1%
Guam Government Waterworks Authority ,
Guam Waterworks Authority Water And Wastewater System, Revenue, 2024 A,
Refunding, 5%, 7/01/25 ............................................ 700,000 701,101
Guam Waterworks Authority Water And Wastewater System, Revenue, 2024 A,
Refunding, 5%, 7/01/26 ............................................ 750,000 758,862
1,459,963
Puerto Rico 0.6%
Commonwealth of Puerto Rico ,
GO, 2022 A-1, 5.375%, 7/01/25 ....................................... 1,697,651 1,700,503
GO, 2022 A-1, 5.625%, 7/01/27 ....................................... 1,683,000 1,716,529
GO, 2022 A-1, 4%, 7/01/33 .......................................... 2,400,000 2,293,515

Putnam Tax-Free Income Trust
Schedule of Investments (unaudited)
Putnam Strategic Intermediate Municipal Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories (continued)
Puerto Rico (continued)
Puerto Rico Sales Tax Financing Corp. , Sales Tax , Revenue , A-1 , 4.39%, 7/01/33 ...
$ 10,000,000 $ 7,037,490
12,748,037
Total U.S. Territories .................................................................... 24,561,766
Total Municipal Bonds (Cost $2,019,448,193) ...................................
2,003,227,859
a a a a
Short Term Investments 1.6%
Municipal Bonds 0.5%
Minnesota 0.2%
i
City of Rochester , Mayo Clinic , Revenue , 2008 B , SPA Northern Trust Co. (The) , Daily
VRDN and Put , 2.8% , 11/15/38 ....................................... 1,500,000 1,500,000
i
County of Hennepin , GO , 2018 B , Refunding , SPA TD Bank NA , Daily VRDN and Put ,
3.56% , 12/01/38 ................................................... 1,310,000 1,310,000
i
Minnesota Housing Finance Agency , Revenue , 2017 F , Refunding , GNMA Insured , SPA
Royal Bank of Canada , Daily VRDN and Put , 3.62% , 1/01/41 ................. 500,000 500,000
3,310,000
Mississippi 0.0%
†
i
Mississippi Business Finance Corp. , Chevron USA, Inc. , Revenue , 2007 B , Daily
VRDN and Put , 2.5% , 12/01/30 ....................................... 980,000 980,000
New Jersey 0.0%
†
i
New Jersey Health Care Facilities Financing Authority , AHS Hospital Corp. , Revenue ,
2008 B , LOC Bank of America NA , Daily VRDN and Put , 3.47% , 7/01/36 ........ 1,000,000 1,000,000
New York 0.3%
i
City of New York , GO , 2023 A-4 , SPA TD Bank NA , Daily VRDN and Put , 2.5% , 9/01/49
1,500,000 1,500,000
i
New York City Transitional Finance Authority , Future Tax Secured , Revenue , 2019 A-4 ,
SPA JPMorgan Chase Bank NA , Daily VRDN and Put , 2.5% , 8/01/45 ........... 4,000,000 4,000,000
5,500,000
Total Municipal Bonds (Cost $10,790,000) ......................................
10,790,000
U.S. Government and Agency Securities 0.1%
e,j
U.S. Treasury Bills ,
3.94%, 5/15/25 ................................................... 900,000 898,526
4.03%, 5/20/25 ................................................... 600,000 598,661
4.13%, 10/02/25 ................................................... 300,000 294,765
1,791,952
Total U.S. Government and Agency Securities (Cost $1,792,127) ..................
1,791,952

Putnam Tax-Free Income Trust
Schedule of Investments (unaudited)
Putnam Strategic Intermediate Municipal Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

At April 30, 2025, the Fund had the following futures contracts outstanding.
See Abbreviations on page 31 .
Short Term Investments
(continued)
a a
Shares
a
Value
a
Money Market Funds 1.0%
k,l
Putnam Short Term Investment Fund, Class P, 4.468% ....................... 19,293,688 $ 19,293,688
Total Money Market Funds (Cost $19,293,688) ..................................
19,293,688
Total Short Term Investments (Cost $31,875,815) ................................
31,875,640
a
Total Investments (Cost $2,051,324,008) 101.8% ................................
$2,035,103,499
Floating Rate Notes Issued (1.6)% .............................................
(32,715,848)
Other Assets, less Liabilities (0.2)% ...........................................
(2,171,735)
Net Assets 100.0% ...........................................................
$2,000,215,916
a
The maturity date shown represents the mandatory put date.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At April 30, 2025, the aggregate value of these securities was $128,011,976, representing 6.4% of net assets.
c
A portion or all of the security purchased on a delayed delivery basis.
d
The coupon rate shown represents the rate at period end.
e
The rate shown represents the yield at period end.
f
Underlying security in a tender option bond transaction. This security has been segregated as collateral for financing transactions.
g
Security purchased on a when-issued basis.
†
Rounds to less than 0.1% of net assets.
h
Defaulted security or security for which income has been deemed uncollectible.
i
Variable rate demand notes (VRDN) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.
j
A portion or all of the security has been segregated as collateral for certain derivative contracts. At April 30, 2025, the aggregate value of these securities pledged amounted to $1,709,137, representing 0.1% net assets.
k
See Note 3 regarding investments in affiliated management investment companies.
l
The rate shown is the annualized seven-day yield at period end.
Futures Contracts
Description Type
Number of
Contracts
Notional
Amount *
Expiration
Date
Value/
Unrealized
Appreciation
(Depreciation)
Interest rate contracts
U.S. Treasury 5 Year Notes ..................... Long 329 $ 35,925,258 6/30/25 $ 722,258
U.S. Treasury Ultra Bonds ...................... Short 375 45,386,719 6/18/25 760,274
Total Futures Contracts ...................................................................... $1,482,532
*
As of period end.

Putnam Tax-Free Income Trust

Quarterly Schedule of Investments
Notes to Schedule of Investments (unaudited)
1. Organization
Putnam Tax-Free Income Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-
end management investment company, consisting of two separate Funds. The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services –
Investment Companies (ASC 946) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted
Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946. Putnam Strategic Intermediate Municipal Fund
(Fund) is included in this report.
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust's Board of Trustees (the Board), the Board has designated the Fund's investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Fund's administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the closing NAV.
Derivative financial instruments listed on an exchange are valued at the official closing price of the day. Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
3. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a "Controlled Affiliate" of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund's outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. During the period ended April 30,
2025, the Fund held investments in affiliated management investment companies as follows:

Putnam Tax-Free Income Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
4. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of April 30, 2025, in valuing the Fund's assets carried at fair value, is as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Putnam Strategic Intermediate Municipal Fund
Non-Controlled Affiliates
Dividends
Putnam Short Term Investment
Fund, Class P, 4.468% ...... $13,041,484 $753,266,607 $(747,014,403) $— $— $19,293,688 19,293,688 $1,409,702
Total Affiliated Securities ... $13,041,484 $753,266,607 $(747,014,403) $— $— $19,293,688 $1,409,702
Level 1 Level 2 Level 3 Total
Putnam Strategic Intermediate Municipal Fund
Assets:
Investments in Securities:
a
Municipal Bonds ......................... $ — $ 2,003,227,859 $ — $ 2,003,227,859
Short Term Investments ................... 19,293,688 12,581,952 — 31,875,640
Total Investments in Securities ........... $19,293,688 $2,015,809,811 $— $2,035,103,499
Other Financial Instruments:
Futures Contracts ....................... $1,482,532 $— $— $1,482,532
Total Other Financial Instruments ......... $1,482,532 $— $— $1,482,532
a
For detailed categories, see the accompanying Schedule of Investments.
3. Investments in Affiliated Management Investment Companies
(continued)

Putnam Tax-Free Income Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Abbreviations
Selected Portfolio
AGMC
Assured Guaranty Municipal Corp.
BAM
Build America Mutual Assurance Co.
COP
Certificate of Participation
ETM
Escrowed to Maturity
FHA
Federal Housing Administration
FHLMC
Federal Home Loan Mortgage Corp.
FNMA
Federal National Mortgage Association
FRN
Floating Rate Note
GNMA
Government National Mortgage Association
GO
General Obligation
LOC
Letter of Credit
PSF
Permanent School Fund
SIFMA
Securities Industry and Financial Markets
Association
SPA
Standby Purchase Agreement
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.